UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Nasdaq Composite Index® Fund Fidelity® Nasdaq Composite Index® Fund : FNCMX

This semi-annual shareholder report contains information about Fidelity® Nasdaq Composite Index® Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Nasdaq Composite Index® Fund	$ 14	0.29%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$18,473,815,196
Number of Holdings	2,719
Portfolio Turnover	5%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	49.4
Communication Services	15.1
Consumer Discretionary	14.9
Health Care	5.4
Industrials	4.5
Financials	3.9
Consumer Staples	3.6
Utilities	0.9
Materials	0.9
Real Estate	0.8
Energy	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.2
Canada - 1.0
China - 0.7
Netherlands - 0.6
Brazil - 0.5
Israel - 0.3
United Kingdom - 0.3
Kazakhstan - 0.1
Hong Kong - 0.1
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	11.0
NVIDIA Corp	10.6
Apple Inc	9.6
Amazon.com Inc	7.0
Meta Platforms Inc Class A	4.5
Broadcom Inc	3.7
Tesla Inc	3.5
Alphabet Inc Class A	3.3
Alphabet Inc Class C	3.0
Netflix Inc	1.7
57.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915909.101    1282-TSRS-0725

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Nasdaq Composite Index® Fund

Semi-Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"Nasdaq®, Nasdaq Composite Index®, Nasdaq Composite®,  and The Nasdaq Stock Market®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by Fidelity. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the products(s).
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Nasdaq Composite Index® Fund
Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
ARGENTINA - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cresud SACIF y A ADR (b)	33,826	404,897
Financials - 0.0%
Banks - 0.0%
Grupo Financiero Galicia SA Class B ADR	39,505	2,293,265
Materials - 0.0%
Chemicals - 0.0%
Bioceres Crop Solutions Corp (b)(c)	38,927	189,964
TOTAL ARGENTINA		2,888,126
AUSTRALIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Fitell Corp (b)(c)	8,253	3,714
Health Care - 0.0%
Biotechnology - 0.0%
Alterity Therapeutics ltd ADR (b)(c)	1,155	5,209
Benitec Biopharma Inc (c)	8,133	124,923
Immutep Ltd ADR (b)(c)	18,722	35,197
Kazia Therapeutics Ltd ADR (c)	196	735
Mesoblast Ltd ADR (c)	18,245	194,127
Opthea Ltd ADR (b)(c)(d)	5,049	16,965
		377,156
Life Sciences Tools & Services - 0.0%
Genetic Technologies Ltd ADR (c)(d)	502	384
TOTAL HEALTH CARE		377,540

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Novonix Ltd ADR (c)	5,291	5,979
Software - 0.0%
IREN Ltd (b)(c)	113,150	949,329
Mawson Infrastructure Group Inc (c)	3,093	1,763
		951,092
TOTAL INFORMATION TECHNOLOGY		957,071

Materials - 0.0%
Metals & Mining - 0.0%
ioneer Ltd ADR (b)(c)	1,836	6,132
IperionX Ltd ADR (b)(c)	2,858	69,136
Snow Lake Resources Ltd (b)(c)	927	3,550
		78,818
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
VivoPower International PLC (b)(c)	1,642	7,619
TOTAL AUSTRALIA		1,424,762
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)(c)	28,323	39,086
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	64,502	1,216,508
BAILIWICK OF JERSEY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Crown Lng Holdings Ltd (b)	24,528	1,643
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (c)	105,506	1,016,023
Liberty Global Ltd Class B (c)	327	3,139
Liberty Global Ltd Class C (c)	107,584	1,062,930
		2,082,092
Health Care - 0.0%
Biotechnology - 0.0%
Galapagos NV ADR (b)(c)	7,819	224,875
MDxHealth SA (c)	10,394	21,931
		246,806
Health Care Equipment & Supplies - 0.0%
Nyxoah SA (United States) (c)	17,100	130,815
TOTAL HEALTH CARE		377,621

Information Technology - 0.0%
Software - 0.0%
Materialise NV ADR (b)(c)	17,527	94,470
TOTAL BELGIUM		2,554,183
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Kestrel Group Ltd	2,774	70,487
BRAZIL - 0.5%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
MercadoLibre Inc (c)	29,872	76,570,599
Diversified Consumer Services - 0.0%
Afya Ltd Class A (b)	26,707	486,869
Vasta Platform Ltd Class A (b)(c)	9,735	40,789
		527,658
TOTAL CONSUMER DISCRETIONARY		77,098,257

Financials - 0.0%
Banks - 0.0%
Inter & Co Inc Class A (b)	199,448	1,420,070
Capital Markets - 0.0%
Vinci Partners Investments Ltd Class A (b)	27,294	265,025
XP Inc Class A	251,961	4,877,965
		5,142,990
Financial Services - 0.0%
StoneCo Ltd Class A (c)	165,828	2,263,552
TOTAL FINANCIALS		8,826,612

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Lavoro Ltd Class A (b)(c)	3,635	9,451
Information Technology - 0.0%
Software - 0.0%
Zenvia Inc Class A (c)	11,429	14,172
Materials - 0.0%
Metals & Mining - 0.0%
Sigma Lithium Corp (United States) (c)	75,528	354,226
TOTAL BRAZIL		86,302,718
BRITISH VIRGIN ISLANDS - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Dogness International Corp Class A (b)(c)	1,963	50,528
Health Care - 0.0%
Biotechnology - 0.0%
OKYO Pharma Ltd (c)	12,090	22,246
Industrials - 0.0%
Ground Transportation - 0.0%
Swvl Holdings Corp Class A (b)(c)	3,786	18,399
TOTAL BRITISH VIRGIN ISLANDS		91,173
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	61,674	2,538,502
CANADA - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telesat Corp Variable Voting Shares (United States) (b)(c)	8,088	129,813
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (b)(c)	11,525	10,741
TOTAL COMMUNICATION SERVICES		140,554

Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Visionary Holdings Inc Class A (b)(c)	1,472	2,944
Hotels, Restaurants & Leisure - 0.0%
Bragg Gaming Group Inc (United States) (c)	11,254	50,080
TOTAL CONSUMER DISCRETIONARY		53,024

Consumer Staples - 0.0%
Food Products - 0.0%
Borealis Foods Inc Class A (b)(c)	8,028	28,579
Sunopta Inc (United States) (c)	69,033	430,766
Village Farms International Inc (c)	67,993	80,912
		540,257
Personal Care Products - 0.0%
Flora Growth Corp (b)(c)	16,551	11,089
TOTAL CONSUMER STAPLES		551,346

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Encore Energy Corp (United States) (b)(c)	97,725	196,427
Kolibri Global Energy Inc (United States) (c)	24,819	180,682
Uranium Royalty Corp (United States) (b)(c)	65,908	145,657
		522,766
Financials - 0.0%
Banks - 0.0%
VersaBank (United States)	8,712	101,321
Capital Markets - 0.0%
Defi Technologies Inc (United States) (b)(c)	192,958	690,790
Consumer Finance - 0.0%
Mogo Inc (United States) (c)	5,176	7,297
TOTAL FINANCIALS		799,408

Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc (c)	94,911	744,103
BriaPro Therapeutics Corp (c)(d)	7,229	0
Bright Minds Biosciences Inc (United States) (b)(c)	3,337	86,595
Engene Holdings Inc (b)(c)	29,018	111,429
Essa Pharma Inc (c)	23,840	40,051
Fennec Pharmaceuticals Inc (United States) (c)	19,507	158,397
Oncolytics Biotech Inc (United States) (b)(c)	66,939	22,759
Portage Biotech Inc (c)	107	860
ProMIS Neurosciences Inc (b)(c)	8,622	4,475
Theratechnologies Inc (United States) (c)	23,971	63,523
TuHURA Biosciences Inc (b)(c)	21,397	65,475
TuHURA Biosciences Inc rights (b)(c)(d)	30,458	0
Xenon Pharmaceuticals Inc (c)	44,701	1,289,625
		2,587,292
Health Care Equipment & Supplies - 0.0%
Profound Medical Corp (United States) (c)	14,049	74,038
Life Sciences Tools & Services - 0.0%
AbCellera Biologics Inc (b)(c)	184,657	373,007
Pharmaceuticals - 0.0%
Aurora Cannabis Inc (United States) (b)(c)	32,486	172,176
Cardiol Therapeutics Inc (United States) (b)(c)	52,435	65,544
Cronos Group Inc (United States) (c)	238,232	471,700
Grace Therapeutics Inc (c)	5,571	15,543
Lexaria Bioscience Corp (c)	11,622	11,854
Milestone Pharmaceuticals Inc (c)	17,958	29,092
SNDL Inc (c)	164,227	208,568
Tilray Brands Inc Class 2 (b)(c)	471,333	200,646
		1,175,123
TOTAL HEALTH CARE		4,209,460

Industrials - 0.4%
Electrical Equipment - 0.0%
Ballard Power Systems Inc (United States) (b)(c)	265,169	342,068
Electrovaya Inc (United States) (b)(c)	14,709	45,010
		387,078
Machinery - 0.0%
GreenPower Motor Co Inc (United States) (b)(c)	7,878	3,348
Westport Fuel Systems Inc (United States) (b)(c)	7,639	22,306
		25,654
Professional Services - 0.4%
Thomson Reuters Corp (United States)	265,626	52,765,277
TOTAL INDUSTRIALS		53,178,009

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.0%
Senstar Technologies Corp (c)	15,517	64,085
IT Services - 0.5%
Shopify Inc Class A (United States) (c)	719,219	77,114,662
Semiconductors & Semiconductor Equipment - 0.0%
Canadian Solar Inc (b)(c)	38,697	407,479
POET Technologies Inc (United States) (b)(c)	33,900	146,957
		554,436
Software - 0.1%
Aduro Clean Technologies Inc (United States) (b)(c)	3,808	31,416
Bitfarms Ltd/Canada (United States) (b)(c)	270,788	249,369
Descartes Systems Group Inc/The (United States) (b)(c)	50,748	5,883,723
Docebo Inc (United States) (c)	19,333	528,178
Hive Digital Technologies Ltd (United States) (b)(c)	66,421	119,558
Hut 8 Corp (United States) (b)(c)	53,768	821,037
LeddarTech Holdings Inc (b)(c)	36,937	11,708
Open Text Corp (United States) (b)	156,277	4,424,202
ZenaTech Inc (b)(c)	8,067	22,346
		12,091,537
TOTAL INFORMATION TECHNOLOGY		89,824,720

Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (b)(c)	22,730	29,549
Methanex Corp (United States)	40,908	1,335,237
		1,364,786
Metals & Mining - 0.0%
Algoma Steel Group Inc (United States)	63,553	334,924
Electra Battery Materials Corp (United States) (b)(c)	4,032	4,012
Largo Inc (United States) (b)(c)	32,137	41,778
Ssr Mining Inc (United States) (c)	127,220	1,505,013
Tmc The Metals CO Inc Class A (b)(c)	184,173	823,253
US Goldmining Inc (c)	7,020	63,601
		2,772,581
TOTAL MATERIALS		4,137,367

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares (United States) (b)	29,194	3,517,293
FirstService Corp Subordinate Voting Shares (United States)	26,866	4,712,162
Real Brokerage Inc/The (c)	110,693	456,055
		8,685,510
TOTAL CANADA		162,102,164
CHINA - 0.7%
Communication Services - 0.2%
Entertainment - 0.0%
DouYu International Holdings Ltd ADR	10,412	68,303
Gamehaus Holdings Inc Class A (b)	3,313	5,598
iQIYI Inc Class A ADR (b)(c)	347,452	555,923
Netease Inc ADR	62,999	7,670,758
Scienjoy Holding Corp Class A (b)(c)	16,735	16,568
Sohu.com Ltd ADR (c)	22,025	221,572
		8,538,722
Interactive Media & Services - 0.2%
9F Inc ADR (c)	2,127	2,828
Baidu Inc Class A ADR (b)(c)	84,745	6,940,616
Bilibili Inc ADR (b)(c)	72,099	1,319,412
Hello Group Inc Class A ADR	101,889	618,466
JOYY Inc Class A ADR	34,424	1,648,221
Kanzhun Ltd ADR (c)	200,115	3,393,950
Oriental Culture Holding Ltd (b)(c)	2,111	11,294
So-Young International Inc ADR	55,629	47,613
Weibo Corp Class A ADR	63,795	577,345
		14,559,745
Media - 0.0%
Able View Global Inc Class B (c)	10,224	11,962
Amber International Holding Ltd Class A ADR (c)	16,433	152,909
LZ Technology Holdings Ltd Class B (b)(c)	75,339	1,996,484
WiMi Hologram Cloud Inc Class B (b)(c)	4,090	14,315
		2,175,670
Wireless Telecommunication Services - 0.0%
Ucloudlink Group Inc ADR (c)	11,071	18,710
TOTAL COMMUNICATION SERVICES		25,292,847

Consumer Discretionary - 0.5%
Automobile Components - 0.0%
China Automotive Systems Inc	21,380	87,230
ECARX Holdings Inc Class A (b)(c)	138,829	216,573
Hesai Group ADR (c)	8,089	152,559
Kandi Technologies Group Inc (c)	49,661	55,620
WeRide Inc ADR	854	8,455
		520,437
Automobiles - 0.0%
Ezgo Technologies Ltd (b)(c)	11,235	3,797
Li Auto Inc ADR (b)(c)	122,989	3,485,508
Lotus Technology inc ADR (b)(c)	10,052	21,411
Niu Technologies ADR (c)	44,613	159,715
		3,670,431
Broadline Retail - 0.4%
Baozun Inc Class A ADR (c)	32,067	91,391
JD.com Inc ADR	282,992	9,171,771
PDD Holdings Inc Class A ADR (c)	393,940	38,019,150
Yunji Inc ADR (c)	430	658
		47,282,970
Diversified Consumer Services - 0.0%
17 Education & Technology Group Inc ADR (c)	3,611	7,583
ATA Creativity Global ADR (c)	4,528	3,985
Netclass Technology Inc (b)	3,325	11,372
Quantasing Group Ltd ADR	12,461	77,259
Skillful Craftsman Education Technology Ltd (c)	6,452	6,097
TCTM Kids IT Education Inc Class A ADR (b)(c)	8,570	6,685
Wah Fu Education Group Ltd (b)(c)	9,305	13,399
YSX Tech Co Ltd (b)	6,569	39,414
Zhongchao Inc Class A (c)	592	639
		166,433
Hotels, Restaurants & Leisure - 0.1%
Atour Lifestyle Holdings Ltd ADR	57,797	1,809,624
H World Group Ltd ADR (b)	94,001	3,315,415
TH International Ltd (b)(c)	18,716	55,212
Trip.com Group Ltd ADR	208,365	13,054,067
Tuniu Corp Class A ADR	24,726	22,501
		18,256,819
Household Durables - 0.0%
Viomi Technology Co Ltd Class A ADR (c)	21,467	29,732
Specialty Retail - 0.0%
Jiuzi Holdings Inc (b)(c)	1,720	7,465
NaaS Technology Inc ADR (c)	815	912
Park Ha Biological Technology Co Ltd (b)	16,785	235,158
Smart Share Global Ltd ADR	22,395	24,187
U Power Ltd Class A (b)(c)	1,292	4,070
Uxin Ltd Class A ADR (c)	4,657	19,606
		291,398
TOTAL CONSUMER DISCRETIONARY		70,218,220

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
111 Inc Class A ADR (c)	2,444	20,114
Chanson International Holding Class A (b)(c)	5,806	2,801
Dada Nexus Ltd ADR (b)(c)	62,858	126,974
		149,889
Food Products - 0.0%
Origin Agritech Ltd (b)(c)	8,286	9,445
Pingtan Marine Enterprise Ltd (b)(c)(d)	62,069	0
		9,445
TOTAL CONSUMER STAPLES		159,334

Energy - 0.0%
Energy Equipment & Services - 0.0%
Leishen Energy Holding Co Ltd (b)	4,761	25,947
Recon Technology Ltd Class A (c)	840	1,865
		27,812
Financials - 0.0%
Capital Markets - 0.0%
Up Fintech Holding Ltd ADR (c)	80,177	650,235
Consumer Finance - 0.0%
Jiayin Group Inc ADR	8,973	136,838
LexinFintech Holdings Ltd Class A ADR	79,462	576,100
Metalpha Technology Holding Ltd (c)	6,036	19,436
Pintec Technology Holdings Ltd ADR (c)	4,579	4,121
Qifu Technology Inc Class A ADR	76,779	3,155,617
Senmiao Technology Ltd (b)(c)	1,673	1,556
		3,893,668
Financial Services - 0.0%
CH Auto Inc (b)(c)(d)	2,322	16,829
Distoken Acquisition Corp (b)(c)	1,708	17,780
Embrace Change Acquisition Corp (c)	1,562	18,541
Future FinTech Group Inc (c)	1	1
Future Vision II Acquisition Corp	1,077	11,093
		64,244
Insurance - 0.0%
Huize Holding Ltd ADR (b)(c)	1,764	3,634
TOTAL FINANCIALS		4,611,781

Health Care - 0.0%
Biotechnology - 0.0%
Adagene Inc ADR (b)(c)	10,309	19,587
BeOne Medicines Ltd ADR (c)	26,358	6,472,998
Burning Rock Biotech Ltd ADR (b)(c)	1,792	5,555
Connect Biopharma Holdings Ltd ADR (c)	23,320	19,589
I-Mab ADR (c)	22,037	28,868
LakeShore Biopharma Co Ltd (b)(c)	1,361	1,456
Sinovac Biotech Ltd (c)(d)	27,717	0
Zai Lab Ltd ADR (b)(c)	39,119	1,179,047
		7,727,100
Health Care Equipment & Supplies - 0.0%
Baird Medical Investment Holdings Ltd (b)	15,931	61,653
Jin Medical International Ltd (b)(c)	106,540	80,012
Meihua International Medical Technologies Co Ltd (c)	14,394	6,477
		148,142
Health Care Providers & Services - 0.0%
Akso Health Group ADR (c)	14,973	22,010
Pharmaceuticals - 0.0%
BGM Group Ltd Class A (b)(c)	4,729	65,970
HUTCHMED China Ltd ADR (b)(c)	21,744	302,024
Zhengye Biotechnology Holding Ltd (b)(c)	8,445	76,174
		444,168
TOTAL HEALTH CARE		8,341,420

Industrials - 0.0%
Aerospace & Defense - 0.0%
EHang Holdings Ltd ADR (b)(c)	25,305	410,447
Air Freight & Logistics - 0.0%
Shengfeng Development Ltd Class A (b)(c)	23,490	22,316
Commercial Services & Supplies - 0.0%
Planet Image International Ltd Class A (b)(c)	12,104	17,793
Electrical Equipment - 0.0%
eLong Power Holding Ltd Class A (b)	14,537	15,990
Machinery - 0.0%
Greenland Technologies Holding Corp (b)(c)	13,703	26,857
ZJK Industrial Co Ltd (b)	16,905	76,242
		103,099
Professional Services - 0.0%
Lucas GC Ltd (b)(c)	52,578	27,867
Sunrise New Energy Co Ltd (b)(c)(e)	8,860	8,771
		36,638
TOTAL INDUSTRIALS		606,283

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Iczoom Group Inc Class A (c)	6,798	16,111
IT Services - 0.0%
CLPS Inc	5,050	4,697
GDS Holdings Ltd Class A ADR (b)(c)	63,757	1,510,403
Hitek Global Inc Class A (c)	14,392	19,717
Kingsoft Cloud Holdings Ltd ADR (b)(c)	25,403	283,752
Vnet Group Inc Class A ADR (c)	78,781	420,691
		2,239,260
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	134,358	356,049
Nano Labs Ltd Class A ADR (b)(c)	8,323	29,213
		385,262
Software - 0.0%
Abits Group Inc (b)(c)	1,041	4,258
Agora Inc ADR (c)	44,412	158,995
Aurora Mobile Ltd Class A ADR (c)	2,278	26,288
Datasea Inc (b)(c)	3,072	6,973
Infobird Co Ltd (c)	708	722
Mercurity Fintech Holding Inc (c)	35,706	109,617
MMTEC Inc (b)(c)	9,228	9,413
NiSun International Enterprise Development Group Co Ltd Class A (c)	420	1,768
Nukkleus Inc (b)(c)	2,519	34,158
Pony AI Inc ADR (b)	10,158	195,644
The9 Ltd ADR (b)(c)	1,774	16,605
Xiao I Corp ADR (b)(c)	2,871	8,900
Xunlei Ltd ADR (b)(c)	24,768	138,948
		712,289
Technology Hardware, Storage & Peripherals - 0.0%
Canaan Inc Class A ADR (b)(c)	211,289	128,316
Ebang International Holdings Inc Class A (c)	1,980	7,464
		135,780
TOTAL INFORMATION TECHNOLOGY		3,488,702

Materials - 0.0%
Chemicals - 0.0%
Gulf Resources Inc (b)(c)	5,193	3,116
Metals & Mining - 0.0%
Hongli Group Inc (c)	7,458	7,309
Huadi International Group Co Ltd (c)	1,902	2,777
		10,086
TOTAL MATERIALS		13,202

TOTAL CHINA		112,759,601
COSTA RICA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Establishment Labs Holdings Inc (b)(c)	16,207	557,845
CYPRUS - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Castor Maritime Inc (c)	4,135	9,056
Robin Energy Ltd (b)	1,486	3,952
Toro Corp (c)	11,890	21,759

TOTAL CYPRUS		34,767
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (c)	34,289	5,583,621
Evaxion A/S ADR (b)(c)	621	1,503
Genmab A/S ADR (c)	27,016	565,985
IO Biotech Inc (b)(c)	33,307	47,296

TOTAL DENMARK		6,198,405
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Criteo SA ADR (c)	33,460	851,892
Health Care - 0.0%
Biotechnology - 0.0%
Abivax SA ADR (c)	16,749	100,830
Clementia Pharmaceuticals Inc rights (c)(d)	21,066	0
DBV Technologies SA ADR (c)	3,877	32,373
Genfit SA ADR (c)	3,215	14,564
Inventiva SA ADR (b)(c)	4,695	16,104
Nanobiotix SA ADR (c)	10,184	41,754
Valneva SE ADR (b)(c)	2,880	18,374
		223,999
Health Care Equipment & Supplies - 0.0%
EDAP TMS SA ADR (c)	22,764	40,747
Pharmaceuticals - 0.0%
Ipsen SA (c)(d)	103,469	0
TOTAL HEALTH CARE		264,746

TOTAL FRANCE		1,116,638
GERMANY - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Trivago NV Class A ADR (b)(c)	10,967	44,197
Health Care - 0.0%
Biotechnology - 0.0%
Anbio Biotechnology Ltd Class A (b)	17,060	134,262
BioNTech SE ADR (b)(c)	59,161	5,668,216
CureVac NV (b)(c)	83,864	374,872
Immatics NV (b)(c)	68,451	368,951
InflaRx NV (b)(c)	43,672	35,047
Mainz Biomed NV (b)(c)	225	452
		6,581,800
Life Sciences Tools & Services - 0.0%
Evotec SE ADR (c)	2,506	9,948
Pharmaceuticals - 0.0%
ATAI Life Sciences NV (b)(c)	92,619	213,950
TOTAL HEALTH CARE		6,805,698

Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc	38,151	136,581
TOTAL GERMANY		6,986,476
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (b)(c)	14,324	111,441
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Anghami Inc (b)(c)	35,051	19,979
Interactive Media & Services - 0.0%
GIBO Holdings Ltd Class A (b)	5,010	12,675
Media - 0.0%
TNL Mediagene (b)	2,496	1,423
TOTAL COMMUNICATION SERVICES		34,077

Consumer Discretionary - 0.0%
Leisure Products - 0.0%
FST Corp (b)	2,510	3,891
Consumer Staples - 0.0%
Food Products - 0.0%
Australian Oilseeds Holdings Ltd (b)(c)	1,443	1,154
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A	37,143	473,202
Webull Corp Class A (b)	271,267	3,168,399
Webull Corp warrants 4/10/2029 (c)	8,884	15,369
		3,656,970
Financial Services - 0.0%
Helix Acquisition Corp II (c)	13,274	143,625
Insurance - 0.0%
Cheche Group Inc Class A (b)(c)	32,459	26,711
Oxbridge Re Holdings Ltd (c)	5,511	11,573
		38,284
TOTAL FINANCIALS		3,838,879

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Prenetics Global Ltd Class A (b)(c)	6,297	58,688
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
ESGL Holdings Ltd (b)(c)	33,157	79,908
Marine Transportation - 0.0%
High-Trend International Group Class A (c)	25,295	6,812
TOTAL INDUSTRIALS		86,720

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Semilux International Ltd (b)(c)	16,572	23,698
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		4,047,107
GREECE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
StealthGas Inc (c)	30,948	184,450
Industrials - 0.0%
Marine Transportation - 0.0%
Capital Clean Energy Carriers Corp (b)	16,081	372,758
Euro-Holdings Ltd (b)	2,014	12,386
EuroDry Ltd (c)	3,945	31,955
Euroseas Ltd	5,037	193,068
Performance Shipping Inc (c)	4,386	7,675
Pyxis Tankers Inc (c)	10,640	30,750
Star Bulk Carriers Corp (b)	65,241	1,077,129
United Maritime Corp (b)	608	753
		1,726,474
TOTAL GREECE		1,910,924
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	103,597	3,885,923
HONG KONG - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
FingerMotion Inc (b)(c)	30,327	91,588
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Polestar Automotive Holding UK PLC Class A ADR (b)(c)	295,671	325,238
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	20,832	365,810
Diversified Consumer Services - 0.0%
SunCar Technology Group Inc Class A (b)(c)	34,865	92,741
Hotels, Restaurants & Leisure - 0.0%
Melco Resorts & Entertainment Ltd ADR (c)	110,043	691,070
Household Durables - 0.0%
Fenbo Holdings Ltd (b)(c)	3,296	3,362
TOTAL CONSUMER DISCRETIONARY		1,478,221

Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	4,971	24,358
Financials - 0.1%
Capital Markets - 0.1%
Futu Holdings Ltd Class A ADR	58,926	6,006,327
Garden Stage Ltd (b)(c)	4,543	3,276
Magic Empire Global Ltd Class A (b)(c)	1,372	1,722
Solowin Holdings Class A (b)(c)	7,878	13,471
TOP Financial Group Ltd (c)	11,095	13,758
		6,038,554
Financial Services - 0.0%
Triller Group Inc (b)(c)	89,653	63,654
YHN Acquisition I Ltd	2,266	23,226
		86,880
TOTAL FINANCIALS		6,125,434

Health Care - 0.0%
Pharmaceuticals - 0.0%
Regencell Bioscience Holdings Ltd (b)(c)	6,816	5,977,632
Industrials - 0.0%
Building Products - 0.0%
Intelligent Living Application Group Inc (b)(c)	8,624	3,363
Commercial Services & Supplies - 0.0%
Guardforce AI Co Ltd (b)(c)	3,551	4,084
SU Group Holdings Ltd (b)(c)	4,000	3,244
		7,328
Construction & Engineering - 0.0%
Ming Shing Group Holdings Ltd (b)(c)	4,071	15,592
Skyline Builders Group Holding Ltd Class A (b)	16,786	168,028
Wang & Lee Group Inc (c)	7,802	1,651
		185,271
Trading Companies & Distributors - 0.0%
Euro Tech Holdings Co Ltd (b)	4,600	5,198
TOTAL INDUSTRIALS		201,160

Information Technology - 0.0%
Communications Equipment - 0.0%
UTStarcom Holdings Corp (c)	12,236	30,590
Electronic Equipment, Instruments & Components - 0.0%
CCSC Technology International Holdings Ltd (c)	6,233	7,105
TROOPS Inc (c)	59,280	43,577
		50,682
IT Services - 0.0%
Alpha Technology Group Ltd Class A (b)(c)	8,986	240,465
Software - 0.0%
Diginex Ltd (b)	11,964	643,784
TOTAL INFORMATION TECHNOLOGY		965,521

Materials - 0.0%
Metals & Mining - 0.0%
China Natural Resources Inc (c)	1,464	833
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Reitar Logtech Holdings Ltd Class A (b)(c)	6,726	22,599
TOTAL HONG KONG		14,887,346
INDIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sify Technologies Ltd ADR (c)	5,397	27,093
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (c)	41,829	4,251,081
Yatra Online Inc (c)	25,535	25,280
		4,276,361
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
ReNew Energy Global PLC Class A (b)(c)	156,093	1,062,993
TOTAL INDIA		5,366,447
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Carbon Revolution PLC (b)(c)	429	1,330
Health Care - 0.0%
Biotechnology - 0.0%
Amarin Corp PLC ADR (c)	7,732	89,614
Prothena Corp PLC (c)	40,717	186,891
		276,505
Health Care Equipment & Supplies - 0.0%
Trinity Biotech PLC ADR (c)	16,642	10,704
Pharmaceuticals - 0.0%
Artelo Biosciences Inc (b)(c)	3,253	3,448
GH Research PLC (c)	34,492	414,939
		418,387
TOTAL HEALTH CARE		705,596

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (c)	15,589	689,969
Electrical Equipment - 0.0%
Ads-Tec Energy PLC (b)(c)	35,572	444,650
TOTAL INDUSTRIALS		1,134,619

TOTAL IRELAND		1,841,545
ISRAEL - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Taboola.com Ltd (c)	212,493	786,224
Media - 0.0%
Nexxen International Ltd ADR (c)	43,872	509,793
Perion Network Ltd (b)(c)	40,510	429,811
		939,604
TOTAL COMMUNICATION SERVICES		1,725,828

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	56,571	919,279
REE Automotive Ltd Class A (b)(c)	7,288	5,619
		924,898
Broadline Retail - 0.0%
Global-e Online Ltd (c)	99,522	3,171,766
TOTAL CONSUMER DISCRETIONARY		4,096,664

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
G Willi-Food International Ltd	5,975	94,584
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (c)	26,677	1,985,569
TOTAL CONSUMER STAPLES		2,080,153

Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd	26,443	1,565,426
Health Care - 0.0%
Biotechnology - 0.0%
Collplant Biotechnologies Ltd (c)	5,925	18,842
Compugen Ltd (b)(c)	50,395	74,081
Enlivex Therapeutics Ltd (b)(c)	5,686	5,299
Entera Bio Ltd (c)	21,136	38,890
Evogene Ltd (United States) (c)	4,198	4,534
Kamada Ltd (United States)	29,289	200,630
NeuroSense Therapeutics Ltd unit (b)(c)	15,870	24,440
Quoin Pharmaceuticals Ltd rights (c)(d)	3,438,400	33
XTL Biopharmaceuticals Ltd ADR (b)(c)	8,903	10,684
		377,433
Health Care Equipment & Supplies - 0.0%
Alpha Tau Medical Ltd Class A (c)	37,893	113,111
Brainsway Ltd ADR (c)	5,012	51,122
Icecure Medical Ltd (b)(c)	40,453	42,476
Inspira Technologies Oxy BHN Ltd (b)(c)	2,924	1,783
InspireMD Inc (b)(c)	18,244	46,705
Lifeward Ltd (b)(c)	2,609	3,209
		258,406
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	44,418	227,420
Pharmaceuticals - 0.0%
Intercure Ltd (United States) (b)(c)	22,539	35,612
MediWound Ltd (b)(c)	6,939	152,380
Oramed Pharmaceuticals Inc (b)(c)	24,282	56,820
Sol-Gel Technologies Ltd (b)(c)	1,340	9,661
		254,473
TOTAL HEALTH CARE		1,117,732

Industrials - 0.1%
Aerospace & Defense - 0.1%
A2Z Cust2Mate Solutions Corp (b)(c)	10,012	94,413
Elbit Systems Ltd (United States)	26,533	10,868,050
		10,962,463
Air Freight & Logistics - 0.0%
Freightos Ltd (c)	26,054	54,713
Electrical Equipment - 0.0%
Zooz Power Ltd (United States) (c)	2,699	3,104
Machinery - 0.0%
Kornit Digital Ltd (c)	22,273	485,552
Nano Dimension Ltd ADR (b)(c)	173,079	268,272
		753,824
TOTAL INDUSTRIALS		11,774,104

Information Technology - 0.2%
Communications Equipment - 0.0%
AudioCodes Ltd	17,801	167,863
Ceragon Networks Ltd (c)	46,357	105,230
Gilat Satellite Networks Ltd (United States) (b)(c)	31,063	173,021
Ituran Location and Control Ltd	11,410	434,550
Silicom Ltd (c)	4,848	74,514
		955,178
Electronic Equipment, Instruments & Components - 0.0%
Arbe Robotics Ltd (b)(c)	31,120	51,348
Eltek Ltd	4,564	46,325
Gauzy Ltd (b)(c)	3,068	25,188
Innoviz Technologies Ltd (b)(c)	73,200	66,612
Nayax Ltd (United States) (b)(c)	20,182	902,135
Rail Vision Ltd (b)(c)	12,704	4,792
		1,096,400
IT Services - 0.0%
Formula Systems 1985 Ltd ADR (b)	193	20,464
Hub Cyber Security Ltd (b)(c)	3,278	7,375
Wix.com Ltd (c)	32,576	4,852,195
		4,880,034
Semiconductors & Semiconductor Equipment - 0.0%
Camtek Ltd/Israel (b)(c)	27,184	1,808,823
Nova Ltd (b)(c)	17,404	3,717,843
Tower Semiconductor Ltd (United States) (c)	66,364	2,617,396
		8,144,062
Software - 0.2%
Alarum Technologies Ltd ADR (b)(c)	2,975	20,111
Allot Ltd (c)	21,262	183,278
Beamr Imaging Ltd (b)(c)	7,991	23,174
Cellebrite DI Ltd (c)	129,013	2,151,937
Check Point Software Technologies Ltd (c)	64,979	14,872,395
Cognyte Software Ltd (c)	50,913	555,206
Magic Software Enterprises Ltd (b)	32,892	520,680
My Size Inc (b)(c)	1,815	2,142
Nice Ltd ADR (c)	29,239	4,851,627
RADCOM Ltd (b)(c)	13,668	183,288
Radware Ltd (c)	27,195	634,187
Sapiens International Corp NV	33,056	948,707
		24,946,732
Technology Hardware, Storage & Peripherals - 0.0%
Wearable Devices Ltd (c)	1	2
TOTAL INFORMATION TECHNOLOGY		40,022,408

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (United States) (c)	72,943	1,422,389
TOTAL ISRAEL		63,804,704
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	135,060	7,509,336
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (c)	110,947	2,812,506
Toyo Co Ltd	53,111	185,889
		2,998,395
Software - 0.0%
Heartcore Enterprise Inc (b)	12,158	8,021
TOTAL JAPAN		3,006,416
JORDAN - 0.0%
Financials - 0.0%
Insurance - 0.0%
International General Insurance Holdings Ltd (b)	27,877	650,649
KAZAKHSTAN - 0.1%
Financials - 0.1%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	37,156	6,163,809
Consumer Finance - 0.1%
Kaspi.KZ JSC ADR	116,731	9,311,048
TOTAL KAZAKHSTAN		15,474,857
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
DoubleDown Interactive Co Ltd ADR (b)(c)	4,819	47,997
Gravity Co Ltd ADR (c)	2,409	155,284
		203,281
Interactive Media & Services - 0.0%
Global Interactive Technologies Inc (b)(c)	1,314	3,167
Webtoon Entertainment Inc (c)	75,942	667,530
		670,697
TOTAL COMMUNICATION SERVICES		873,978

Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	3,758	7,253
TOTAL KOREA (SOUTH)		881,231
LUXEMBOURG - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Moolec Science SA (c)	1,365	10,251
Health Care - 0.0%
Biotechnology - 0.0%
Alvotech SA (b)(c)	163,526	1,870,738
TOTAL LUXEMBOURG		1,880,989
MALAYSIA - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
DSwiss Inc (b)(c)(d)	7,648	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CBL International Ltd (b)(c)	13,001	11,220
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Agape ATP Corp (b)(c)	1,719	2,974
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
BioNexus Gene Lab Corp (b)(c)	2,368	10,159
Information Technology - 0.0%
IT Services - 0.0%
ARB IOT Group Ltd (b)(c)	9,785	5,117
TOTAL MALAYSIA		29,470
MALTA - 0.0%
Communication Services - 0.0%
Media - 0.0%
Gambling.com Group Ltd (c)	21,702	255,867
MARSHALL ISLANDS REPUBLIC OF - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Heidmar Maritime Holdings Corp (b)	36,626	69,223
Imperial Petroleum Inc (b)(c)	13,415	38,367

TOTAL MARSHALL ISLANDS REPUBLIC OF		107,590
MEXICO - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR	2,505	248,646
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Murano Global Investments PLC (b)(c)	7,492	72,523
TOTAL MEXICO		321,169
MOROCCO - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Addentax Group Corp (b)(c)	1,279	1,150
NETHERLANDS - 0.6%
Financials - 0.0%
Capital Markets - 0.0%
Coincheck Group NV (b)	21,003	105,015
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)(c)	18,941	10,858,118
LAVA Therapeutics NV (b)(c)	14,170	18,562
Merus NV (c)	34,243	1,920,005
Newamsterdam Pharma Co NV (b)(c)	55,006	996,159
Pharming Group NV ADR (b)(c)	2,093	23,316
ProQR Therapeutics NV (c)	48,822	81,045
uniQure NV (c)	26,851	388,534
		14,285,739
Pharmaceuticals - 0.0%
Pharvaris NV (c)	34,126	566,491
TOTAL HEALTH CARE		14,852,230

Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV depository receipt	53,363	39,316,258
NXP Semiconductors NV	149,457	28,565,716
		67,881,974
Software - 0.0%
Nebius Group NV Class A (b)(c)	118,828	4,366,929
TOTAL INFORMATION TECHNOLOGY		72,248,903

TOTAL NETHERLANDS		87,206,148
NORWAY - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Golden Ocean Group Ltd (b)	120,549	928,227
Information Technology - 0.0%
Software - 0.0%
Opera Ltd ADR	19,937	365,844
TOTAL NORWAY		1,294,071
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
VEON Ltd ADR (c)	35,363	1,872,471
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)(c)	7,837	130,094
POLAND - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Atlas Lithium Corp (b)(c)	8,957	35,380
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (c)	1,495	7,340
Liberty Latin America Ltd Class C (c)	139,388	696,940
		704,280
Financials - 0.0%
Banks - 0.0%
Popular Inc	42,221	4,371,141
TOTAL PUERTO RICO		5,075,421
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(d)	32,600	0
SINGAPORE - 0.1%
Communication Services - 0.0%
Entertainment - 0.0%
GCL Global Holdings Ltd (b)	2,985	7,671
Interactive Media & Services - 0.0%
MoneyHero Ltd Class A (b)(c)	48,307	36,226
TOTAL COMMUNICATION SERVICES		43,897

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Davis Commodities Ltd (c)	11,987	6,713
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
PTL Ltd (b)	5,341	7,531
Financials - 0.0%
Financial Services - 0.0%
DigiAsia Corp Class A (b)(c)	14,176	18,854
Health Care - 0.0%
Biotechnology - 0.0%
Cytomed Therapeutics Ltd (b)(c)	4,854	11,164
Health Care Providers & Services - 0.0%
Euda Health Holdings Ltd (b)(c)	16,038	57,416
Pharmaceuticals - 0.0%
Scilex Holding Co (b)(c)	2,265	11,597
TOTAL HEALTH CARE		80,177

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Primech Holdings Ltd (b)(c)	16,381	20,149
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (c)	2,318,800	11,292,556
Trading Companies & Distributors - 0.0%
Simpple Ltd (c)	99	294
TOTAL INDUSTRIALS		11,312,999

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	33,199	1,067,348
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ohmyhome LTD (c)	440	861
TOTAL SINGAPORE		12,538,380
SOUTH AFRICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Lesaka Technologies Inc (b)(c)	35,318	149,748
Information Technology - 0.0%
Software - 0.0%
Karooooo Ltd	19,093	1,059,662
TOTAL SOUTH AFRICA		1,209,410
SPAIN - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Codere Online Luxembourg SA (b)(c)	13,600	98,464
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class B ADR (c)	72,167	599,708
TOTAL SPAIN		698,172
SWEDEN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (c)	2,100	3,654
Pharmaceuticals - 0.0%
Dova Pharmaceuticals Inc rights (c)(d)	23,572	0
TOTAL HEALTH CARE		3,654

Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson Class B ADR	184,390	1,559,940
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Eco Wave Power Global AB ADR (c)	2,732	16,064
TOTAL SWEDEN		1,579,658
SWITZERLAND - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sunrise Communications AG ADR (b)	20,599	1,056,935
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	130,587	1,384,222
Health Care - 0.0%
Biotechnology - 0.0%
AC Immune SA (c)	63,341	108,313
CRISPR Therapeutics AG (b)(c)	47,689	1,730,634
Molecular Partners AG ADR (b)(c)	1,070	4,120
		1,843,067
Health Care Technology - 0.0%
Sophia Genetics SA (c)	40,573	121,719
Pharmaceuticals - 0.0%
Oculis Holding AG (b)(c)	23,052	448,361
TOTAL HEALTH CARE		2,413,147

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
SEALSQ Corp (b)(c)	12,915	43,265
WISeKey International Holding Ltd ADR (b)(c)	1,436	8,932
		52,197
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA (United States)	88,421	7,317,722
TOTAL INFORMATION TECHNOLOGY		7,369,919

TOTAL SWITZERLAND		12,224,223
TAIWAN - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
GigaMedia Ltd (c)	1,210	1,730
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Gogoro Inc (b)(c)	133,621	33,004
Industrials - 0.0%
Electrical Equipment - 0.0%
Asia Pacific Wire & Cable Corp Ltd (c)	107,599	173,234
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ChipMOS Technologies Inc ADR	3,698	69,448
Himax Technologies Inc ADR	62,575	509,987
SemiLEDs Corp/Taiwan (b)(c)	9,480	28,250
Silicon Motion Technology Corp ADR	19,983	1,222,961
		1,830,646
Software - 0.0%
Gorilla Technology Group Inc (b)(c)	6,456	112,205
TOTAL INFORMATION TECHNOLOGY		1,942,851

TOTAL TAIWAN		2,150,819
TURKEY - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
D-Market Elektronik Hizmetler Ve Ticaret Anonim Sirketi ADR (b)(c)	66,391	176,600
UNITED ARAB EMIRATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
NWTN Inc Class B (b)(c)	109,319	167,258
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Brooge Energy Ltd (b)(c)	37,918	64,461
TOTAL UNITED ARAB EMIRATES		231,719
UNITED KINGDOM - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC ADR	199,135	2,059,056
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola Europacific Partners PLC	270,440	24,823,688
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TORM PLC Class A (United States) (b)	53,920	861,642
Financials - 0.0%
Capital Markets - 0.0%
Marex Group PLC	42,299	1,825,625
Financial Services - 0.0%
Tavia Acquisition Corp	3,737	37,856
TOTAL FINANCIALS		1,863,481

Health Care - 0.2%
Biotechnology - 0.0%
Autolus Therapeutics PLC ADR (b)(c)	86,256	150,948
Barinthus Biotherapeutics PLC ADR (c)	11,568	12,493
Bicycle Therapeutics PLC ADR (c)	21,377	175,719
Compass Pathways Plc ADR (b)(c)	42,169	175,423
F-star Therapeutics Inc rights (c)(d)	1,855	0
F-star Therapeutics Inc rights (c)(d)	1,855	0
Immunocore Holdings PLC ADR (c)	20,458	748,764
Mereo Biopharma Group PLC ADR (c)	92,156	198,135
Silence Therapeutics PLC ADR (b)(c)	29,417	171,795
Tiziana Life Sciences Ltd (b)(c)	77,885	105,924
Zura Bio Ltd Class A (c)	37,939	38,318
		1,777,519
Health Care Technology - 0.0%
OneMedNet Corp Class A (c)	17,970	7,164
Pharmaceuticals - 0.2%
Astrazeneca PLC ADR	344,384	25,081,488
Astrazeneca PLC rights (c)(d)	216,670	2
Astrazeneca PLC rights (c)(d)	41,907	0
CinCor Pharma Inc rights (c)(d)	24,312	0
Indivior PLC (United States) (b)(c)	82,616	1,062,442
Opiant Pharmaceuticals Inc rights (c)(d)	3,728	0
Verona Pharma PLC ADR (c)	40,642	3,300,130
		29,444,062
TOTAL HEALTH CARE		31,228,745

Information Technology - 0.0%
Software - 0.0%
Argo Blockchain PLC ADR (b)(c)	10,441	3,781
Arqit Quantum Inc (b)(c)	7,216	155,577
		159,358
TOTAL UNITED KINGDOM		60,995,970
UNITED STATES - 96.1%
Communication Services - 14.9%
Diversified Telecommunication Services - 0.1%
Anterix Inc (c)	14,722	391,458
AST SpaceMobile Inc Class A (b)(c)	119,083	2,747,245
Atn International Inc	9,505	135,066
Bandwidth Inc Class A (c)	17,253	241,887
Cogent Communications Holdings Inc (b)	29,987	1,370,706
Frontier Communications Parent Inc (c)	136,045	4,928,910
GCI Liberty Inc Class A (c)(d)	58,891	0
Globalstar Inc (c)	75,976	1,402,517
Iridium Communications Inc	66,326	1,684,680
NextPlat Corp (b)(c)	37,686	24,684
Shenandoah Telecommunications Co	34,291	431,381
		13,358,534
Entertainment - 2.1%
Atlanta Braves Holdings Inc Class A (b)(c)	14,692	638,367
Atlanta Braves Holdings Inc Class C (c)	25,987	1,055,332
Cineverse Corp (c)	7,360	25,760
CuriosityStream Inc Class A	32,290	220,218
Electronic Arts Inc	153,658	22,092,947
Gaia Inc Class A (c)	13,031	66,849
Golden Matrix Group Inc (b)(c)	54,936	102,181
Liberty Media Corp-Liberty Formula One Class A (c)	13,127	1,156,751
Liberty Media Corp-Liberty Formula One Class C (c)	133,049	12,843,220
Liberty Media Corp-Liberty Live Class A (c)	13,537	972,769
Liberty Media Corp-Liberty Live Class C (c)	39,623	2,890,498
LiveOne Inc (c)	60,447	44,670
Netflix Inc (c)	251,808	303,990,172
Playstudios Inc Class A (c)	69,240	92,782
Playtika Holding Corp	139,828	662,785
PodcastOne Inc (c)	9,883	19,370
Reading International Inc Class A (c)	21,533	29,285
Reservoir Media Inc (b)(c)	35,697	278,437
Roku Inc Class A (c)	76,308	5,529,278
Take-Two Interactive Software Inc (c)	104,422	23,628,610
TruGolf Holdings Inc Class A (b)(c)	3,537	831
Vivid Seats Inc Class A (b)(c)	77,225	120,471
Warner Bros Discovery Inc (c)	1,457,252	14,528,802
Warner Music Group Corp Class A	81,386	2,142,080
		393,132,465
Interactive Media & Services - 10.8%
Alphabet Inc Class A	3,430,519	589,157,333
Alphabet Inc Class C	3,233,188	558,856,546
Angi Inc Class A (c)	26,829	419,874
Bumble Inc Class A (c)	70,257	394,844
Cargurus Inc Class A (c)	52,775	1,653,969
EverQuote Inc Class A (c)	17,517	403,767
IAC Inc Class A (b)(c)	48,544	1,745,642
Intelligent Protection Management Corp (c)	3,101	6,605
IZEA Worldwide Inc (c)	6,680	19,238
Match Group Inc	146,870	4,397,288
Meta Platforms Inc Class A	1,288,116	834,042,229
Outbrain Inc (c)	26,800	69,144
QuinStreet Inc (c)	34,350	524,525
Rumble Inc Class A (b)(c)	133,112	1,199,339
Travelzoo (b)(c)	6,862	94,970
TripAdvisor Inc Class A	74,271	1,057,619
TrueCar Inc (c)	56,073	81,306
Trump Media & Technology Group Corp (b)(c)	129,582	2,763,984
Vimeo Inc Class A (c)	101,258	441,485
Ziff Davis Inc (c)	25,793	836,725
ZoomInfo Technologies Inc (c)	174,433	1,665,835
		1,999,832,267
Media - 1.0%
Advantage Solutions Inc Class A (b)(c)	112,171	133,483
AMC Networks Inc Class A (c)	27,869	184,214
Beasley Broadcast Group Inc Class A (b)(c)	14,109	62,644
Cardlytics Inc (b)(c)	32,711	59,207
Charter Communications Inc Class A (c)	83,731	33,180,083
Comcast Corp Class A	2,221,709	76,804,480
comScore Inc (c)	2,640	12,118
EchoStar Corp Class A (b)(c)	83,561	1,481,537
EW Scripps Co/The Class A (c)	53,023	117,711
Fluent Inc (c)	7,084	12,751
Fox Corp Class A	128,242	7,045,615
Fox Corp Class B	135,528	6,814,348
Harte Hanks Inc (c)	5,634	26,311
iHeartMedia Inc Class A (c)	62,061	81,300
Integral Ad Science Holding Corp (b)(c)	108,505	883,231
Lee Enterprises Inc (b)(c)	2,469	15,184
Lendway Inc (c)	1,817	9,612
Liberty Broadband Corp Class A (c)	10,955	1,017,719
Liberty Broadband Corp Class C (c)	73,092	6,856,030
Loyalty Ventures Inc (c)(d)	32,234	0
Magnite Inc (c)	81,950	1,340,702
Marchex Inc Class B (c)	31,616	50,586
Mediaco Holding Inc Class A (b)(c)	24,810	30,764
National CineMedia Inc (b)	50,627	275,917
News Corp Class A	213,441	6,027,574
News Corp Class B (b)	111,220	3,639,118
Nexstar Media Group Inc	17,215	2,933,780
Paramount Global Class A (b)	17,720	401,358
Paramount Global Class B (b)	390,825	4,728,983
PubMatic Inc Class A (c)	22,060	258,102
Saga Communications Inc Class A	2,555	31,299
Scholastic Corp (b)	18,969	327,595
Sinclair Inc Class A (b)	29,751	417,407
Sirius XM Holdings Inc	199,045	4,315,296
Stagwell Inc Class A (c)	72,615	323,863
Stran & Co Inc (c)	1,570	1,774
TechTarget Inc/old (b)	47,887	387,406
Thryv Holdings Inc (c)	32,025	425,933
Trade Desk Inc (The) Class A (c)	265,886	19,999,945
Urban One Inc Class A (b)(c)	4,568	7,857
Urban One Inc Class D (c)	21,932	15,352
		180,738,189
Wireless Telecommunication Services - 0.9%
Gogo Inc (b)(c)	75,352	799,485
NII Holdings Inc (c)(d)	5,182	0
Spok Holdings Inc	16,378	265,324
SurgePays Inc (c)	15,080	41,470
T-Mobile US Inc	672,190	162,804,418
		163,910,697
TOTAL COMMUNICATION SERVICES		2,750,972,152

Consumer Discretionary - 13.9%
Automobile Components - 0.1%
Dorman Products Inc (c)	18,883	2,441,761
Fox Factory Holding Corp (c)	27,037	693,499
Gentex Corp	134,261	2,896,010
Gentherm Inc (c)	19,893	544,372
Goodyear Tire & Rubber Co/The (c)	169,954	1,939,175
Luminar Technologies Inc Class A (b)(c)	9,539	34,245
Motorcar Parts of America Inc (c)	18,120	201,857
Patrick Industries Inc	19,746	1,695,392
Solid Power Inc (b)(c)	64,617	100,803
Strattec Security Corp (c)	2,491	139,446
Sypris Solutions Inc (b)(c)	10,850	21,374
Visteon Corp (c)	16,774	1,416,145
Worksport Ltd (b)(c)	675	1,916
XPEL Inc (c)(e)	17,345	623,900
		12,749,895
Automobiles - 3.6%
Cenntro Inc (c)	24,696	21,115
Faraday Future Intelligent Electric Inc Class A (b)(c)	19,710	22,667
Lucid Group Inc Class A (b)(c)	1,650,579	3,680,791
Rivian Automotive Inc Class A (b)(c)	669,353	9,725,699
Tesla Inc (c)	1,892,913	655,818,638
Workhorse Group Inc (b)(c)	6,558	5,869
		669,274,779
Broadline Retail - 7.1%
1stdibs.Com Inc (c)	24,945	62,612
Amazon.com Inc (c)	6,233,397	1,277,908,719
ContextLogic Inc Class A (c)	15,747	129,125
eBay Inc (b)	274,755	20,103,823
Etsy Inc (c)	61,825	3,422,014
Groupon Inc (b)(c)	24,975	727,522
Hour Loop Inc (c)	19,584	24,872
Ollie's Bargain Outlet Holdings Inc (c)	36,507	4,068,705
		1,306,447,392
Distributors - 0.1%
A-Mark Precious Metals Inc	13,443	265,230
Alliance Entertainment Holding Corp Class A (b)(c)	13,311	38,336
Educational Development Corp (c)	7,081	9,630
LKQ Corp	152,728	6,180,902
Pool Corp (b)	22,205	6,674,601
Weyco Group Inc (b)	6,799	213,217
		13,381,916
Diversified Consumer Services - 0.1%
American Public Education Inc (c)	13,251	390,242
Amesite Inc (b)(c)	3,609	9,889
Duolingo Inc Class A (c)	23,024	11,963,501
EpicQuest Education Group Inte (c)	8,584	5,347
European Wax Center Inc Class A (c)	31,988	162,819
Frontdoor Inc (c)	44,784	2,463,568
Grand Canyon Education Inc (c)	16,994	3,362,178
Laureate Education Inc (c)	92,577	2,082,983
Lincoln Educational Services Corp (c)	24,123	574,127
Matthews International Corp Class A (b)	18,239	391,227
Mister Car Wash Inc (c)	193,239	1,368,132
Perdoceo Education Corp	40,804	1,388,968
Regis Corp (c)	1,245	27,091
Strategic Education Inc	14,254	1,300,392
Udemy Inc (c)	90,650	663,558
		26,154,022
Hotels, Restaurants & Leisure - 2.0%
Airbnb Inc Class A (c)	255,077	32,904,933
Allied Gaming & Entertainment Inc (c)	25,578	76,990
BJ's Restaurants Inc (c)	13,822	616,599
Bloomin' Brands Inc (b)	50,630	386,307
Booking Holdings Inc	19,247	106,222,846
Caesars Entertainment Inc (c)	123,456	3,318,497
Canterbury Park Holding Corp	422	7,494
Century Casinos Inc (c)	16,194	32,064
Cheesecake Factory Inc/The (b)	31,334	1,728,697
Churchill Downs Inc	42,715	4,078,001
Cracker Barrel Old Country Store Inc (b)	10,499	603,063
Dave & Buster's Entertainment Inc (b)(c)	25,282	555,193
Denny's Corp (b)(c)	38,087	145,492
Domino's Pizza Inc	20,035	9,492,984
DoorDash Inc Class A (c)	232,455	48,501,736
DraftKings Inc Class A (c)	287,229	10,305,777
El Pollo Loco Holdings Inc (c)	18,467	193,904
Empire Resorts Inc (c)(d)	17,333	0
Expedia Group Inc Class A	72,317	12,058,860
FAT Brands Inc Class A (b)	1,147	2,511
FAT Brands Inc Class B	10,930	27,872
First Watch Restaurant Group Inc (c)	40,624	627,235
Full House Resorts Inc (b)(c)	18,076	57,482
GEN Restaurant Group Inc Class A (c)	2,798	9,233
Golden Entertainment Inc	16,184	461,730
Good Times Restaurants Inc (c)	9,092	14,638
Inspirato Inc Class A (b)(c)	3,298	12,005
Inspired Entertainment Inc (c)	15,862	124,041
Jack in the Box Inc (b)	11,357	215,386
Krispy Kreme Inc (b)	111,359	321,828
Kura Sushi USA Inc Class A (c)	5,992	395,832
Light & Wonder Inc Class A (c)	52,097	4,694,982
Lindblad Expeditions Holdings Inc (c)	30,730	322,665
Lottery.com Inc (b)(c)	1,219	1,815
Marriott International Inc/MD Class A1	161,679	42,655,771
Monarch Casino & Resort Inc	10,696	895,683
Nathan's Famous Inc	3,678	393,472
Noodles & Co Class A (c)	26,105	20,291
ONE Group Hospitality Inc/The (c)	17,098	58,817
Papa John's International Inc (b)	19,824	897,036
Penn Entertainment Inc (c)	90,719	1,345,363
Playa Hotels & Resorts NV (c)	68,164	917,487
Portillo's Inc Class A (c)	39,638	475,656
Potbelly Corp (c)	17,412	185,786
Rave Restaurant Group Inc (c)	4,962	13,695
Rci Hospitality Holdings Inc	5,507	221,547
Red Robin Gourmet Burgers Inc (c)	29,658	151,256
Red Rock Resorts Inc Class A	35,108	1,687,642
Sabre Corp (c)	225,407	568,026
Serve Robotics Inc (b)(c)	32,588	381,280
Sonder Holdings Inc (b)(c)	3,943	6,978
Sportradar Holding AG Class A (c)	119,949	2,867,981
Starbucks Corp	665,812	55,894,917
Target Hospitality Corp (c)	61,089	446,561
Texas Roadhouse Inc	38,600	7,535,106
Twin Hospitality Group Inc Class A (b)	1,835	8,055
Wendy's Co/The (b)	121,041	1,379,867
Wingstop Inc	17,229	5,887,149
Wynn Resorts Ltd (b)	63,102	5,713,255
		369,127,369
Household Durables - 0.0%
Aterian Inc (b)(c)	1,623	2,483
Bassett Furniture Industries Inc	4,416	73,615
Cavco Industries Inc (c)	4,742	2,056,107
Cricut Inc Class A	11,690	70,841
Flexsteel Industries Inc	3,070	93,236
Helen of Troy Ltd (c)	12,265	329,806
Hooker Furnishings Corp (b)	6,220	61,080
iRobot Corp (b)(c)	6,406	19,666
Koss Corp (b)(c)	2,071	12,053
Landsea Homes Corp Class A (c)	27,139	305,857
Legacy Housing Corp (b)(c)	15,043	335,308
LGI Homes Inc (c)	14,121	707,462
Lifetime Brands Inc	13,509	44,985
Live Ventures Inc (c)	1,687	36,557
Lovesac Co/The (c)	8,426	161,274
Newell Brands Inc	255,315	1,353,170
Purple Innovation Inc Class A (c)	31,058	24,741
Sonos Inc (c)	64,878	666,946
Star Equity Holdings Inc (c)	1,955	4,653
United Homes Group Inc Class A (c)	18,331	55,360
Universal Electronics Inc (c)	3,581	23,670
		6,438,870
Leisure Products - 0.1%
American Outdoor Brands Inc (c)	7,566	87,614
BRP Inc Subordinate Voting Shares (United States) (b)	20,673	909,612
Clarus Corp (b)	18,762	59,663
Escalade Inc	7,721	114,580
Funko Inc Class A (c)	29,530	123,731
Hasbro Inc	81,854	5,460,480
JAKKS Pacific Inc (b)	6,809	137,065
Johnson Outdoors Inc Class A (b)	5,547	150,823
Latham Group Inc (c)	74,910	423,242
Malibu Boats Inc Class A (c)	12,092	364,453
MasterCraft Boat Holdings Inc (b)(c)	12,347	210,022
Mattel Inc (c)	198,925	3,767,640
Outdoor Holding Co (c)	20,207	29,300
Peloton Interactive Inc Class A (c)	206,645	1,467,180
Smith & Wesson Brands Inc (b)	28,528	271,587
SRM Entertainment Inc (c)	4,687	2,694
		13,579,686
Specialty Retail - 0.6%
1-800-Flowers.com Inc Class A (b)(c)	21,092	103,773
Academy Sports & Outdoors Inc	42,895	1,754,834
America's Car-Mart Inc/TX (c)	7,348	365,636
Arhaus Inc Class A (c)	33,484	300,686
Arko Corp (b)	74,889	320,525
Big 5 Sporting Goods Corp	6,078	7,294
Brilliant Earth Group Inc Class A (c)	2,453	3,385
Carparts Com Inc (c)	15,945	13,998
Children's Place Inc/The (b)(c)	6,090	37,027
Citi Trends Inc (c)	5,929	157,000
Destination XL Group Inc (c)	32,101	36,274
Duluth Holdings Inc Class B (c)	16,389	30,484
EVgo Inc Class A (c)	58,645	231,648
Five Below Inc (c)	31,592	3,682,679
GrowGeneration Corp (c)	41,541	44,864
Kirklands Inc (b)(c)	1,947	2,083
Lands' End Inc (b)(c)	21,391	180,112
Leslie's Inc (c)	73,516	55,409
Lulu's Fashion Lounge Holdings Inc (c)	17,482	7,168
Monro Inc	17,865	273,870
National Vision Holdings Inc (c)	56,182	1,112,965
Newegg Commerce Inc Class A (b)(c)	5,655	27,370
Nxu Inc Class A (c)	1	0
O'Reilly Automotive Inc (c)	33,630	45,989,026
ODP Corp/The (c)	21,614	355,550
OneWater Marine Inc Class A (b)(c)	13,944	205,953
Petco Health & Wellness Co Inc Class A (b)(c)	150,789	553,396
RealReal Inc/The (c)	73,940	417,761
Rent the Runway Inc Class A (b)(c)	529	2,857
Ross Stores Inc	193,119	27,054,042
RumbleON Inc Class B (c)	16,842	26,610
Shoe Carnival Inc (b)	16,794	322,781
Sleep Number Corp (c)	13,605	146,390
Sportsman's Warehouse Holdings Inc (c)	25,040	47,326
Stitch Fix Inc Class A (c)	47,427	209,627
ThredUp Inc Class A (c)	50,406	362,923
Tile Shop Holdings Inc (c)	26,904	171,378
Tractor Supply Co (b)	321,331	15,552,420
Ulta Beauty Inc (c)	27,116	12,784,109
Upbound Group Inc	33,489	768,238
Urban Outfitters Inc (c)	54,811	3,831,289
Winmark Corp	2,026	860,685
Xcel Brands Inc (b)(c)	428	1,006
Zumiez Inc (c)	11,506	143,710
		118,556,161
Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co (b)	34,399	2,193,968
Crocs Inc (c)	34,073	3,475,446
Crown Crafts Inc	9,628	31,195
Fossil Group Inc (c)	11,616	17,191
G-III Apparel Group Ltd (c)	25,892	752,163
Lakeland Industries Inc	4,914	93,661
Lululemon Athletica Inc (c)	68,407	21,662,445
PLBY Group Inc (c)	32,279	51,001
Rocky Brands Inc	4,879	110,997
Steven Madden Ltd	42,162	1,039,293
Superior Group of Cos Inc (b)	10,737	105,867
Vera Bradley Inc (b)(c)	17,686	35,726
		29,568,953
TOTAL CONSUMER DISCRETIONARY		2,565,279,043

Consumer Staples - 3.5%
Beverages - 1.0%
Celsius Holdings Inc (c)	139,549	5,286,116
Coca-Cola Consolidated Inc	46,150	5,291,098
Keurig Dr Pepper Inc	799,794	26,929,064
MGP Ingredients Inc (b)	16,126	474,427
Monster Beverage Corp (c)	574,205	36,720,410
National Beverage Corp	57,082	2,581,819
PepsiCo Inc	802,707	105,515,835
Vita Coco Co Inc/The (c)	35,086	1,248,711
Willamette Valley Vineyards Inc (c)	1,065	6,197
		184,053,677
Consumer Staples Distribution & Retail - 1.7%
Andersons Inc/The	20,649	733,246
Casey's General Stores Inc	22,027	9,642,540
Chefs' Warehouse Inc/The (c)	23,549	1,501,955
Costco Wholesale Corp	260,477	270,942,966
Dollar Tree Inc (c)	128,705	11,616,913
Grocery Outlet Holding Corp (c)	59,153	803,298
HF Foods Group Inc (b)(c)	38,952	148,407
Ingles Markets Inc Class A	8,837	550,545
Maison Solutions Inc (b)(c)	3,985	3,594
Mangoceuticals Inc (c)	453	987
Maplebear Inc (c)	153,637	7,016,602
PriceSmart Inc	18,216	1,966,964
SpartanNash Co	22,023	428,568
Sprouts Farmers Market Inc (c)	58,136	10,049,389
Village Super Market Inc Class A	6,605	254,821
Walgreens Boots Alliance Inc	509,437	5,731,166
		321,391,961
Food Products - 0.6%
Alico Inc (b)	5,485	176,891
Barfresh Food Group Inc (c)	7,835	19,588
Beyond Meat Inc (b)(c)	22,527	66,004
Bridgford Foods Corp (c)	3,580	27,781
Cal-Maine Foods Inc (b)	27,023	2,592,316
Calavo Growers Inc	8,052	221,833
Farmer Bros Co (c)	11,763	17,997
Freshpet Inc (c)	28,337	2,271,494
Hain Celestial Group Inc (c)	59,085	110,489
J & J Snack Foods Corp	12,261	1,412,099
John B Sanfilippo & Son Inc	5,354	332,698
Kraft Heinz Co/The	700,576	18,726,396
Lancaster Colony Corp	16,388	2,743,351
Lifeway Foods Inc (c)	9,959	225,024
Limoneira Co	11,551	182,390
Mama's Creations Inc (c)	29,732	247,073
Mission Produce Inc (c)	40,005	447,256
Mondelez International Inc	763,270	51,513,092
Oatly Group AB ADR (b)(c)	4,717	51,604
Pilgrim's Pride Corp	141,879	6,974,772
Rocky Mountain Chocolate Factory Inc (b)(c)	1,651	1,981
S&W Seed Co (b)(c)	1,180	6,596
Sadot Group Inc (c)	6,318	7,139
Seneca Foods Corp Class A (c)	5,580	526,250
Simply Good Foods Co/The (c)	62,582	2,159,705
Smithfield Foods Inc	238,337	5,572,319
The Campbell's Company (b)	178,641	6,080,940
Vital Farms Inc (b)(c)	26,284	836,883
Westrock Coffee Co (b)(c)	53,841	370,426
		103,922,387
Household Products - 0.2%
Central Garden & Pet Co Class A (c)	40,483	1,294,242
Kimberly-Clark Corp	194,771	28,000,279
Reynolds Consumer Products Inc	133,493	2,947,525
WD-40 Co	8,274	2,015,795
		34,257,841
Personal Care Products - 0.0%
Beauty Health Co/The Class A (c)	22,008	35,873
FitLife Brands Inc (c)	4,160	60,902
Honest Co Inc/The (c)	66,640	335,199
Interparfums Inc	18,895	2,573,877
Lifevantage Corp (b)	9,383	122,448
Mannatech Inc (c)	1,393	12,955
Natural Alternatives International Inc (b)(c)	4,379	14,582
Nature's Sunshine Products Inc (c)	13,052	201,784
Olaplex Holdings Inc (c)	276,108	364,463
Safety Shot Inc (b)(c)	24,845	7,086
United-Guardian Inc	3,073	25,506
Waldencast plc Class A (c)	66,276	178,282
		3,932,957
Tobacco - 0.0%
Ispire Technology Inc (b)(c)	36,913	93,020
TOTAL CONSUMER STAPLES		647,651,843

Energy - 0.5%
Energy Equipment & Services - 0.1%
Baker Hughes Co Class A	582,984	21,599,557
ChampionX Corp	114,311	2,751,466
DMC Global Inc (c)	18,485	119,413
Drilling Tools International Corp (b)(c)	17,643	46,225
Energy Services of America Corp (b)	9,007	90,340
Geospace Technologies Corp (c)	14,867	86,526
Gulf Island Fabrication Inc (c)	18,749	120,369
KLX Energy Services Holdings Inc (b)(c)	9,302	15,999
Mammoth Energy Services Inc (b)(c)	12,183	32,163
MIND Technology Inc (c)	3,447	20,923
National Energy Services Reunited Corp (c)	35,029	216,479
NCS Multistage Holdings Inc (c)	740	21,652
Patterson-UTI Energy Inc (b)	248,000	1,368,960
ProFrac Holding Corp Class A (b)(c)	95,567	797,029
Smart Sand Inc	22,511	42,771
Weatherford International PLC	43,378	1,891,281
		29,221,153
Oil, Gas & Consumable Fuels - 0.4%
Aemetis Inc (b)(c)	17,780	30,404
Alliance Resource Partners LP	79,369	2,065,975
American Resources Corp (b)(c)	86,855	55,440
APA Corp	217,291	3,696,120
Berry Corp	49,459	118,207
Calumet Inc (b)	49,618	693,660
Chord Energy Corp	33,551	3,019,590
Clean Energy Fuels Corp (c)	169,694	303,752
Clean Energy Technologies Inc (c)	14,924	3,813
Diamondback Energy Inc	171,624	23,092,010
Dorchester Minerals Mlp	32,261	863,627
Epsilon Energy Ltd	13,592	96,503
Expand Energy Corp	136,868	15,894,481
Gevo Inc (b)(c)	132,936	168,829
Green Plains Inc (c)	33,193	138,083
Hallador Energy Co (c)	23,802	410,585
HighPeak Energy Inc Class A (b)	77,223	763,735
Lightbridge Corp (b)(c)	12,328	185,536
Marine Petroleum Trust	339	1,329
Martin Midstream Partners LP	26,486	78,399
New Era Helium Inc	2,590	1,313
New Fortress Energy Inc Class A (b)	147,944	368,381
NextDecade Corp (c)	154,487	1,279,152
NextNRG Inc (c)	3,966	11,541
OPAL Fuels Inc Class A (b)(c)	16,937	60,126
Plains All American Pipeline LP	415,821	6,877,679
Plains GP Holdings LP Class A	108,501	1,909,618
Prairie Operating Co (c)	16,747	64,811
PrimeEnergy Resources Corp (b)(c)	1,068	206,231
Stabilis Solutions Inc (c)	5,194	29,138
US Energy Corp (b)(c)	15,043	18,352
Verde Clean Fuels Inc Class A (b)(c)	3,630	12,560
Viper Energy Inc Class A	78,934	3,132,890
		65,651,870
TOTAL ENERGY		94,873,023

Financials - 3.7%
Banks - 1.1%
1st Source Corp	18,484	1,119,391
ACNB Corp	4,877	202,737
Amalgamated Financial Corp	18,900	571,158
Ames National Corp	6,067	105,566
Arrow Financial Corp	10,626	273,620
Auburn National BanCorp Inc	551	11,246
BancFirst Corp	19,990	2,472,863
Bancorp Inc/The (c)	29,538	1,509,392
Bank First Corp	6,074	706,406
Bank of Marin Bancorp	11,894	253,461
Bank OZK	67,250	2,981,193
Bank7 Corp	5,706	220,366
BankFinancial Corp	14,628	176,121
Bankwell Financial Group Inc	4,285	148,732
Banner Corp	19,924	1,228,315
BayCom Corp	5,146	135,803
Bayfirst Financial Corp	952	14,889
BCB Bancorp Inc	9,394	76,091
Blue Foundry Bancorp (c)	14,520	131,551
Bogota Financial Corp (b)(c)	8,810	62,639
BOK Financial Corp	38,202	3,607,033
Bridgewater Bancshares Inc (c)	15,578	228,062
Broadway Financial Corp/DE (c)	2,096	13,121
Brookline Bancorp Inc	50,034	516,851
Burke & Herbert Financial Services Corp	10,191	580,072
Business First Bancshares Inc	14,370	341,862
BV Financial Inc (c)	5,414	84,458
C&F Financial Corp	2,765	183,983
California BanCorp (b)(c)	19,033	284,353
Camden National Corp	8,189	322,155
Capital Bancorp Inc	7,021	226,778
Capital City Bank Group Inc	16,349	617,011
Capitol Federal Financial Inc	75,565	431,476
Carter Bankshares Inc (c)	17,756	292,086
Carver Bancorp Inc (c)	6,318	9,003
Cathay General Bancorp	43,472	1,862,993
CB Financial Services Inc	591	17,222
Central Plains Bancshares Inc (c)	931	13,583
Chemung Financial Corp	4,115	192,870
ChoiceOne Financial Services Inc	3,917	115,865
Citizens & Northern Corp	9,234	171,291
Citizens Community Bancorp Inc/WI	6,202	91,976
Citizens Financial Services Inc	2,563	156,727
City Holding Co	8,728	1,028,944
Civista Bancshares Inc	12,037	271,434
CNB Financial Corp/PA	11,686	253,236
Coastal Financial Corp/WA Class A (c)	8,367	735,376
Columbia Banking System Inc	123,253	2,881,655
Columbia Financial Inc (c)	68,056	973,881
Commerce Bancshares Inc/MO	79,577	5,014,147
Community Trust Bancorp Inc	10,088	514,992
Community West Bancshares	11,062	196,904
Connectone Bancorp Inc	23,646	543,149
CVB Financial Corp	90,049	1,688,419
Dime Community Bancshares Inc	22,773	584,355
Eagle Bancorp Inc	17,662	310,851
Eagle Bancorp Montana Inc	3,665	62,195
East West Bancorp Inc	82,074	7,485,149
Eastern Bankshares Inc	124,622	1,869,330
Enterprise Bancorp Inc/MA	7,478	288,277
Enterprise Financial Services Corp	22,406	1,186,174
Esquire Financial Holdings Inc	4,726	428,837
ESSA Bancorp Inc	5,359	98,552
Farmers & Merchants Bancorp Inc/Archbold OH	8,160	194,290
Farmers National Banc Corp	21,823	288,718
FB Bancorp Inc	1,743	19,469
Fidelity D&D Bancorp Inc	3,329	135,757
Fifth Third Bancorp	389,726	14,883,637
Financial Institutions Inc	9,689	250,170
Finward Bancorp (b)	2,064	60,248
Finwise Bancorp (c)	6,686	95,877
First Bancorp Inc/The	6,787	164,178
First Bancorp/Southern Pines NC	23,411	968,513
First Bank/Hamilton NJ	14,532	211,150
First Busey Corp	31,653	700,164
First Business Financial Services Inc	4,740	231,170
First Capital Inc	2,233	109,730
First Citizens BancShares Inc/NC Class A (b)	7,414	13,707,596
First Community Bankshares Inc	10,669	401,154
First Community Corp/SC	3,875	91,838
First Financial Bancorp	55,952	1,351,800
First Financial Bankshares Inc	85,450	3,012,967
First Financial Corp	8,773	454,792
First Guaranty Bancshares Inc	8,053	71,269
First Hawaiian Inc	74,834	1,787,036
First Interstate BancSystem Inc Class A	63,592	1,726,523
First Interstate Bank of Calif	7,813	189,465
First Merchants Corp	34,779	1,311,168
First Mid Bancshares Inc	13,536	477,550
First National Corp/VA	1,874	37,855
First Northwest Bancorp	7,546	66,405
First of Long Island Corp/The	15,039	178,513
First Savings Financial Group Inc	2,781	73,947
First United Corp	3,120	93,756
First US Bancshares Inc (b)	3,641	45,731
First Western Financial Inc (c)	4,408	91,863
Firstsun Capital Bancorp (c)	10,776	386,104
Five Star Bancorp	10,902	304,820
Flushing Financial Corp	19,436	233,815
Franklin Financial Services Corp	2,442	93,773
FS Bancorp Inc	6,150	236,222
Fulton Financial Corp	109,611	1,890,790
FVCBankcorp Inc (c)	9,654	112,566
German American Bancorp Inc	23,206	886,817
Great Southern Bancorp Inc	7,786	435,549
Greene County Bancorp Inc	10,452	226,704
Hancock Whitney Corp	51,949	2,840,052
Hanmi Financial Corp	18,233	417,900
Hanover Bancorp Inc/NY (b)	1,944	43,973
Harborone Northeast Bancorp Inc	35,835	407,802
Hawthorn Bancshares Inc	3,385	97,556
HBT Financial Inc	20,671	483,701
Heritage Commerce Corp	34,487	319,350
Heritage Financial Corp Wash	21,942	513,004
Hingham Institution For Savings The	1,454	352,464
Home Bancorp Inc	7,167	361,217
Home Federal Bancorp Inc of Louisiana	813	10,569
HomeStreet Inc (c)	11,829	154,132
Hope Bancorp Inc	68,993	692,690
Horizon Bancorp Inc/IN	24,746	367,231
Huntington Bancshares Inc/OH	836,369	13,072,447
Independent Bank Corp	26,646	1,638,729
Independent Bank Corp/MI	10,908	343,929
International Bancshares Corp	38,001	2,380,003
Investar Holding Corp	8,715	165,672
John Marshall Bancorp Inc	8,444	147,263
Kearny Financial Corp/MD	72,988	440,118
Lakeland Financial Corp	15,387	921,220
Landmark Bancorp Inc/Manhattan KS (b)	3,377	98,271
LCNB Corp	12,147	176,253
LINKBANCORP Inc	23,604	161,687
Magyar Bancorp Inc	3,540	56,286
MainStreet Bancshares Inc	4,185	79,138
Mercantile Bank Corp	10,866	479,843
Meridian Corp	4,705	63,518
Metrocity Bankshares Inc	14,534	406,080
Mid Penn Bancorp Inc (b)	11,779	313,910
Middlefield Banc Corp (b)	3,775	110,796
Midland States Bancorp Inc	11,372	191,959
MidWestOne Financial Group Inc	11,723	337,036
MVB Financial Corp	7,160	140,050
National Bankshares Inc VA	4,034	103,351
NB Bancorp Inc (c)	26,845	452,338
Nbt Bancorp Inc (b)	27,144	1,135,976
Northeast Bank	6,667	558,895
Northeast Community Bancorp Inc	6,767	153,070
Northfield Bancorp Inc	31,683	370,057
Northrim BanCorp Inc	4,878	446,825
Northwest Bancshares Inc	73,465	902,150
Norwood Financial Corp	4,828	125,528
Oak Valley Bancorp	5,385	137,264
OceanFirst Financial Corp	28,821	484,481
Old National Bancorp/IN	183,793	3,833,922
Old Point Financial Corp	2,955	116,870
Old Second Bancorp Inc	25,984	429,775
OP Bancorp	7,322	90,170
Orange County Bancorp Inc	6,424	164,262
Orrstown Financial Services Inc	14,017	421,351
Pacific Premier Bancorp Inc	55,843	1,183,872
Parke Bancorp Inc	6,166	119,559
Pathfinder Bancorp Inc	616	9,363
Pathward Financial Inc	15,583	1,216,253
Patriot National Bancorp Inc (c)	58	84
PB Bankshares Inc (c)	871	13,945
PCB Bancorp	9,838	190,267
Peapack-Gladstone Financial Corp	10,114	277,326
Penns Woods Bancorp Inc	4,912	145,346
Peoples Bancorp Inc/OH	19,874	582,706
Peoples Bancorp of North Carolina Inc	3,497	96,272
Peoples Financial Services Corp	5,236	251,642
Pinnacle Financial Partners Inc	45,249	4,809,064
Pioneer Bancorp Inc/NY (c)	14,004	159,646
Plumas Bancorp	3,111	135,422
Ponce Financial Group Inc (c)	13,052	174,766
Preferred Bank/Los Angeles CA	7,822	653,997
Primis Financial Corp	16,511	156,359
Princeton Bancorp Inc	4,666	146,092
Provident Bancorp Inc (c)	14,544	165,656
QCR Holdings Inc	12,729	856,662
RBB Bancorp	9,419	159,935
Red River Bancshares Inc	3,963	222,285
Republic Bancorp Inc/KY Class A	10,388	711,994
Richmond Mutual BanCorp Inc (b)	3,557	47,095
Riverview Bancorp Inc	15,015	83,483
S&T Bancorp Inc	25,745	943,812
SB Financial Group Inc	4,710	91,374
Seacoast Banking Corp of Florida	49,069	1,267,452
Shore Bancshares Inc	20,732	300,407
Sierra Bancorp	9,675	264,805
Simmons First National Corp Class A	79,025	1,482,509
Sound Financial Bancorp Inc	1,189	59,438
South Plains Financial Inc	9,325	335,420
Southern First Bancshares Inc (c)	4,670	168,447
Southern Missouri Bancorp Inc	6,368	335,339
Southern States Bancshares Inc	5,239	180,693
SR Bancorp Inc	3,490	44,707
Stock Yards Bancorp Inc	19,200	1,412,352
Summit State Bank	3,743	36,681
Texas Capital Bancshares Inc (c)	28,495	2,042,807
TFS Financial Corp (b)	171,062	2,259,729
Third Coast Bancshares Inc (b)(c)	9,897	303,442
Timberland Bancorp Inc/WA	5,704	173,573
Towne Bank/Portsmouth VA	52,911	1,828,604
TriCo Bancshares	19,588	781,561
Triumph Financial Inc (c)	13,714	792,258
TrustCo Bank Corp NY	10,680	331,507
Trustmark Corp	34,590	1,191,971
UMB Financial Corp	40,220	4,147,486
Union Bankshares Inc/Morrisville VT	2,643	77,942
United Bankshares Inc/WV	79,759	2,882,490
United Security Bancshares/Fresno CA	4,657	40,236
Unity Bancorp Inc	6,284	277,784
Univest Financial Corp	15,852	467,951
USCB Financial Holdings Inc	10,794	178,425
Valley National Bancorp	315,535	2,770,397
Veritex Holdings Inc	33,332	806,634
Virginia National Bankshares Corp	2,552	95,317
WaFd Inc	46,291	1,315,590
Washington Trust Bancorp Inc	8,811	243,712
WesBanco Inc	38,299	1,178,843
West BanCorp Inc	9,814	190,195
Westamerica BanCorp	15,600	749,580
Western New England Bancorp Inc	19,217	181,408
Wintrust Financial Corp	38,929	4,648,512
WSFS Financial Corp	37,616	1,989,510
Zions Bancorp NA	86,216	4,083,190
		191,705,002
Capital Markets - 1.5%
AlTi Global Inc Class A (c)	42,620	141,498
B Riley Financial Inc (b)(c)	21,153	64,517
Beneficient Class A (b)(c)	8,250	3,665
BGC Group Inc Class A	228,103	2,116,796
Capital Southwest Corp	11,251	234,246
Carlyle Group Inc/The	214,095	9,677,094
Cayson Acquisition Corp	2,715	27,802
CME Group Inc Class A	211,473	61,115,698
Coinbase Global Inc Class A (c)	124,440	30,689,394
Crescent Capital BDC Inc (b)	12,883	199,944
Diamond Hill Investment Group Inc	1,539	217,399
Dominari Holdings Inc (b)	4,298	18,997
Fold Holdings Inc Class A (b)(c)	20,340	85,428
Galaxy Digital Inc (b)	76,873	1,395,245
GCM Grosvenor Inc Class A (b)	34,641	436,823
Great Elm Group Inc (c)	7,056	14,535
Hamilton Lane Inc Class A (b)	24,557	3,658,993
Hennessy Advisors Inc	5,713	61,700
Heritage Global Inc (c)	31,260	68,147
Horizon Technology Finance Corp	7,992	60,499
Interactive Brokers Group Inc Class A	64,082	13,436,714
Investcorp Credit Management BDC Inc	16,938	45,648
Logan Ridge Finance Corp (b)	3,628	65,667
LPL Financial Holdings Inc	43,966	17,021,877
MarketAxess Holdings Inc	22,218	4,808,197
MarketWise Inc Class A	1,168	19,634
MDB Capital Holdings LLC Class A (c)	951	3,614
Morningstar Inc	25,361	7,821,840
Nasdaq Inc	340,302	28,428,829
New Mountain Finance Corp	53,270	573,718
Newbury Street II Acquisition Corp Class A	10,095	102,868
Northern Trust Corp	114,568	12,228,988
Open Lending Corp (c)	16,973	30,382
Perella Weinberg Partners Class A	35,830	622,367
PhenixFIN Corp	762	38,085
Robinhood Markets Inc Class A (c)	452,262	29,917,131
Runway Growth Finance Corp (b)	18,253	181,252
SEI Investments Co	73,732	6,286,390
Siebert Financial Corp (b)(c)	16,072	87,271
Silvercrest Asset Management Group Inc Class A	8,360	121,387
StepStone Group Inc Class A	42,692	2,469,732
StoneX Group Inc (c)	29,019	2,456,603
T Rowe Price Group Inc (b)	131,167	12,275,920
TPG Inc Class A	64,019	3,081,234
Tradeweb Markets Inc Class A	69,381	10,022,085
Trinity Capital Inc	14,443	210,290
US Global Investors Inc Class A	8,407	18,495
Value Line Inc	6,078	238,197
Victory Capital Holdings Inc Class A	38,183	2,367,728
Virtu Financial Inc Class A	54,105	2,174,480
		267,445,043
Consumer Finance - 0.1%
Atlanticus Holdings Corp (c)	8,513	417,563
Consumer Portfolio Services Inc (c)	11,397	103,143
Credit Acceptance Corp (b)(c)	7,155	3,415,082
Dave Inc Class A (c)	6,396	1,284,445
Encore Capital Group Inc (b)(c)	13,436	509,224
EZCORP Inc Class A (c)	28,924	389,028
FirstCash Holdings Inc	27,106	3,467,128
Katapult Holdings Inc Class A (c)	585	5,246
Lendingtree Inc (c)	8,970	314,129
Medallion Financial Corp (b)	11,337	103,960
Navient Corp (b)	68,615	922,186
NerdWallet Inc Class A (c)	28,927	304,891
Old Market Capital Corp (c)	5,880	30,400
Oportun Financial Corp (c)	20,497	136,305
PRA Group Inc (c)	24,376	345,895
SLM Corp	125,621	4,066,352
SoFi Technologies Inc Class A (b)(c)	636,423	8,464,426
Upstart Holdings Inc (b)(c)	53,150	2,507,086
World Acceptance Corp (c)	3,798	586,715
		27,373,204
Financial Services - 0.5%
26 Capital Acquisition Corp Class A (c)(d)	12,701	0
Acacia Research Corp (c)	57,821	215,672
Affirm Holdings Inc Class A (c)	164,455	8,535,215
Agriculture & Natural Solutions Acquisition Corp Class A (c)	28,872	310,374
Aimei Health Technology Co Ltd (c)	6,452	71,843
Alchemy Investments Acquisition Corp 1 Class A (c)	6,412	73,097
Aldel Financial II Inc Class A	8,097	84,371
Alerus Financial Corp	13,744	288,761
AlphaVest Acquisition Corp (c)	6,441	76,133
AvidXchange Holdings Inc (c)	120,556	1,180,243
Better Home & Finance Holding Co Class A (c)	4,646	62,489
Bleichroeder Acquisition Corp I Class A	8,719	89,195
Bowen Acquisition Corp (b)(c)	6,276	67,781
Cantaloupe Inc (c)	40,019	334,959
Cantor Equity Partners Inc	1,243	50,130
Cass Information Systems Inc	9,021	381,588
Centurion Acquisition Corp Class A	1,516	15,903
Clean Energy Special Situations Corp rights (c)(d)	13,177	0
Cohen Circle Acquisition Corp I Class A	52,178	626,136
Corner Growth Acquisition Corp 2 Class A (c)(d)	6,085	69,978
Corner Growth Acquisition Corp Class A (c)(d)	54,398	603,818
Currenc Group Inc Class A (b)(c)	18,155	10,443
DP Cap Acquisition Corp I Class A (b)(c)(d)	13,096	168,807
Drugs Made In America Acquisition Corp (b)	45,462	460,530
Dynamix Corp Class A	7,836	78,752
Enact Holdings Inc	91,332	3,233,153
ESH Acquisition Corp Class A (c)	2,098	22,868
Euronet Worldwide Inc (c)	26,190	2,835,853
FlexShopper Inc (c)	45,216	63,755
Flywire Corp (c)	80,141	861,516
Four Leaf Acquisition Corp Class A (c)	957	10,910
Future Health ESG Corp warrants 12/31/2028 (c)(d)	3,358	0
GSR III Acquisition Corp Class A	3,124	33,177
Horizon Space Acquisition I Corp (c)	8,481	105,164
International Money Express Inc (c)	23,333	257,363
Iron Horse Acquisition Corp (c)	10,080	106,445
Jack Henry & Associates Inc	42,655	7,727,806
K&F Growth Acquisition Corp II Class A	76,279	766,604
Keen Vision Acquisition Corp (b)(c)	11,133	125,914
Marqeta Inc Class A (c)	299,986	1,613,925
Melar Acquisition Corp I Class A	20,430	211,859
Merchants Bancorp/IN	29,165	933,863
Mr Cooper Group Inc (c)	37,823	4,899,213
Nabors Energy Transition Corp II Class A (c)	46,557	514,455
NewtekOne Inc	22,981	249,344
NMI Holdings Inc (c)	48,402	1,922,527
Oaktree Acquisition Corp III Class A	5,441	56,804
Payoneer Global Inc (c)	215,345	1,466,499
PayPal Holdings Inc (c)	581,731	40,884,056
Paysign Inc (c)	29,027	129,170
Plum Acquisition Corp IV Class A	16,059	162,838
Priority Technology Holdings Inc (b)(c)	42,936	366,244
Quetta Acquisition Corp (c)	5,515	58,735
Relativity Acquisition Corp Class A (c)(d)	3,558	0
Remitly Global Inc (c)	121,189	2,588,597
Repay Holdings Corp Class A (c)	58,356	280,692
Ryvyl Inc (c)	2,614	1,502
Security National Financial Corp Class A	8,570	84,500
Sezzle Inc (b)(c)	7,716	823,374
SHF Holdings Inc Class A (c)	1	3
Spark I Acquisition Corp Class A (c)	5,593	60,684
Spring Valley Acquisition Corp II Class A (c)	14,356	168,109
SWK Holdings Corp	7,169	100,438
Trailblazer Merger Corp I (c)	2,653	31,358
Translational Development Acquisition Corp Class A	16,486	168,487
Usio Inc (c)	12,705	17,914
Waterstone Financial Inc	16,746	216,358
Willow Lane Acquisition Corp Class A	3,544	35,901
XBP Europe Holdings Inc Class A (b)(c)	15,476	15,940
		88,070,135
Insurance - 0.5%
Abacus Global Management Inc Class A (b)(c)	42,179	326,044
American Coastal Insurance Corp	28,042	302,854
Amerisafe Inc	10,881	516,521
Arch Capital Group Ltd	221,663	21,066,853
Atlantic American Corp	8,809	14,887
Baldwin Insurance Group Inc/The Class A (c)	39,348	1,516,078
Brighthouse Financial Inc (c)	35,608	2,129,714
Cincinnati Financial Corp	93,391	14,085,231
Conifer Holdings Inc (c)	3,312	2,749
Donegal Group Inc Class A	18,229	368,226
eHealth Inc (c)	12,834	52,619
Enstar Group Ltd (c)	6,840	2,291,468
Erie Indemnity Co Class A (b)	27,456	9,843,251
Fundamental Global Inc (c)	21	327
GoHealth Inc Class A (c)	5,831	32,129
Goosehead Insurance Inc Class A	14,855	1,608,202
Greenlight Capital Re Ltd Class A (c)	19,761	285,349
Investors Title Co	1,165	272,633
James River Group Holdings Ltd	10,270	59,771
Kingstone Cos Inc (c)	5,664	92,323
NI Holdings Inc (c)	13,483	179,054
Palomar Hldgs Inc (c)	15,691	2,690,536
Principal Financial Group Inc	130,461	10,161,607
Root Inc/OH Class A (c)	6,264	820,521
Safety Insurance Group Inc	8,823	724,721
Selective Insurance Group Inc	37,961	3,341,327
Skyward Specialty Insurance Group Inc (c)	26,506	1,679,155
Tiptree Inc Class A	21,813	483,812
Trupanion Inc (c)	23,711	1,118,922
TWFG Inc Class A (b)	9,159	320,657
United Fire Group Inc	16,750	476,538
Willis Towers Watson PLC	58,856	18,630,867
		95,494,946
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp (b)	475,832	4,253,938
Manhattan Bridge Capital Inc (b)	9,852	51,230
New York Mortgage Trust Inc	71,130	464,479
Seven Hills Realty Trust (b)	15,064	177,605
Sunrise Realty Trust Inc (b)	4,163	44,711
		4,991,963
TOTAL FINANCIALS		675,080,293

Health Care - 5.1%
Biotechnology - 2.9%
4D Molecular Therapeutics Inc (c)	29,410	106,464
89bio Inc (c)	67,603	665,214
Abeona Therapeutics Inc (b)(c)	43,883	273,830
Abpro Holdings Inc Class A (c)	26,857	5,739
Absci Corp (b)(c)	63,546	168,397
ACADIA Pharmaceuticals Inc (c)	97,841	2,110,430
Achieve Life Sciences Inc (c)	18,605	66,606
Acrivon Therapeutics Inc (c)	18,053	18,956
Actuate Therapeutics Inc (c)	2,247	26,739
Acumen Pharmaceuticals Inc (c)	10,555	10,766
Acurx Pharmaceuticals Inc (c)	2,925	1,130
Adamas Pharmaceuticals Inc rights (c)(d)	26,195	262
Adamas Pharmaceuticals Inc rights (c)(d)	26,195	0
Adaptimmune Therapeutics Plc ADR (c)	67,032	19,607
Adicet Bio Inc (c)	77,437	55,623
ADMA Biologics Inc (c)	133,599	2,650,604
Adverum Biotechnologies Inc (c)	11,897	26,411
Agenus Inc (b)(c)	765	2,624
Agios Pharmaceuticals Inc (c)	33,261	1,067,345
Ainos Inc (c)	1,980	1,337
Akebia Therapeutics Inc (c)	131,481	398,387
Akero Therapeutics Inc (c)	35,767	1,775,832
Akouos Inc (c)(d)	22,594	4,293
Alaunos Therapeutics Inc (c)	1,117	2,748
Albireo Pharma Inc rights (c)(d)	10,788	0
Aldeyra Therapeutics Inc (b)(c)	34,897	75,029
Alector Inc (c)	61,781	82,169
Aligos Therapeutics Inc Class A (b)(c)	1,879	9,940
Alkermes PLC (c)	99,075	3,032,686
Allogene Therapeutics Inc (b)(c)	45,308	53,010
Alnylam Pharmaceuticals Inc (c)	76,434	23,278,739
Altimmune Inc (b)(c)	48,957	265,837
ALX Oncology Holdings Inc (b)(c)	5,196	2,523
Alzamend Neuro Inc (b)(c)	110	421
Amgen Inc	316,011	91,068,051
Amicus Therapeutics Inc (c)	183,617	1,114,555
AnaptysBio Inc (b)(c)	16,195	360,015
Anavex Life Sciences Corp (b)(c)	53,320	401,500
Anika Therapeutics Inc (c)	8,889	99,112
Anixa Biosciences Inc (c)	24,102	61,942
Annexon Inc (c)	53,583	109,309
Apellis Pharmaceuticals Inc (c)	72,243	1,223,074
Apogee Therapeutics Inc (c)	23,607	864,960
Applied Therapeutics Inc (c)	52,499	18,548
Arbutus Biopharma Corp (b)(c)	118,928	399,598
Arcellx Inc (c)	31,246	1,939,127
Arcturus Therapeutics Holdings Inc (b)(c)	13,326	166,975
Arcutis Biotherapeutics Inc (c)	57,639	751,613
Ardelyx Inc (c)	137,773	505,627
ArriVent Biopharma Inc (b)(c)	19,821	421,196
Arrowhead Pharmaceuticals Inc (c)	80,605	1,295,322
ARS Pharmaceuticals Inc (b)(c)	56,544	815,930
Assembly Biosciences Inc (c)	3,123	44,190
Astria Therapeutics Inc (c)	32,544	154,909
Atara Biotherapeutics Inc (b)(c)	2,678	20,888
Atossa Therapeutics Inc (b)(c)	63,171	49,090
aTyr Pharma Inc (b)(c)	46,509	207,895
Aura Biosciences Inc (c)	27,087	158,730
Avalo Therapeutics Inc (c)	6,204	24,816
Avidity Biosciences Inc (c)	47,547	1,473,006
Avita Medical Inc (b)(c)	15,597	87,655
Beam Therapeutics Inc (b)(c)	52,739	834,858
Beyondspring Inc (b)(c)	23,601	40,358
Bicara Therapeutics Inc (b)	34,632	320,346
bioAffinity Technologies Inc (b)(c)	18,069	5,059
BioAtla Inc (b)(c)	8,259	3,378
BioCardia Inc (c)	964	2,082
BioCryst Pharmaceuticals Inc (c)	122,007	1,311,575
Biogen Inc (c)	86,039	11,167,002
BioMarin Pharmaceutical Inc (c)	112,501	6,532,933
Biomea Fusion Inc (b)(c)	12,724	18,323
BioRestorative Therapies Inc (b)(c)	3,862	6,759
BioVie Inc (b)(c)	2,295	2,387
Black Diamond Therapeutics Inc (b)(c)	32,498	71,496
Blueprint Medicines Corp (c)	36,430	3,692,181
Bolt Biotherapeutics Inc (c)	2,865	901
BrainStorm Cell Therapeutics Inc (b)(c)	3,706	4,151
Bridgebio Pharma Inc (c)	105,987	3,630,055
C4 Therapeutics Inc (c)	28,043	35,054
Cabaletta Bio Inc (b)(c)	36,201	67,696
CAMP4 Therapeutics Corp (b)	4,486	8,882
Candel Therapeutics Inc (b)(c)	23,472	127,922
Capricor Therapeutics Inc (b)(c)	27,035	267,376
Cardiff Oncology Inc (b)(c)	34,646	118,143
Cardio Diagnostics Holdings Inc (b)(c)	398	1,588
CareDx Inc (c)	31,860	541,301
Cargo Therapeutics Inc (b)(c)	26,922	114,419
Caribou Biosciences Inc (c)	94,010	99,651
Carisma Therapeutics Inc (b)(c)	9,484	1,808
Carisma Therapeutics Inc rights (c)(d)	92,579	0
Cartesian Therapeutics Inc (b)(c)	14,978	143,190
Cartesian Therapeutics Inc rights (b)(c)(d)	116,771	32,696
CASI Pharmaceuticals Holdings Inc (c)	18,808	36,111
Catalyst Pharmaceuticals Inc (c)	72,312	1,804,908
Celcuity Inc (c)	26,897	285,915
Celldex Therapeutics Inc (c)	43,106	852,637
Cellectar Biosciences Inc (c)	6,026	1,537
Celularity Inc Class A (b)(c)	5,138	10,841
Centessa Pharmaceuticals PLC ADR (c)	33,539	453,112
Century Therapeutics Inc (b)(c)	15,341	8,137
CervoMed Inc (b)(c)	4,911	35,457
CG oncology Inc (c)	42,047	1,077,244
Chinook Therapeutics Inc rights (c)(d)	11,497	0
Cibus Inc Class A (b)(c)	12,151	39,248
Cidara Therapeutics Inc (b)(c)	3,967	86,005
Citius Oncology Inc Class A (b)(c)	20,539	18,485
Clene Inc (c)	4,823	15,385
Climb Bio Inc (c)	30,627	36,140
Coeptis Therapeutics Holdings Inc (c)	292	2,672
Cogent Biosciences Inc (c)	61,772	336,040
Cogent Biosciences Inc rights (c)(d)	12,548	0
Coherus Biosciences Inc (b)(c)	25,674	20,000
Compass Therapeutics Inc (c)	76,586	160,831
Concert Pharmaceuticals Inc rights (c)(d)	24,247	0
Corbus Pharmaceuticals Holdings Inc (b)(c)	6,289	46,664
Corvus Pharmaceuticals Inc (b)(c)	47,461	179,403
COSCIENS Biopharma Inc warrants 5/24/2029 (b)(c)	434	1,515
Coya Therapeutics Inc (c)	7,996	42,619
Crinetics Pharmaceuticals Inc (c)	41,284	1,259,575
Cue Biopharma Inc (c)	29,250	18,662
Cullinan Therapeutics Inc (c)	24,800	214,396
Curis Inc (c)	2,839	6,984
Cytokinetics Inc (c)	61,442	1,905,931
CytomX Therapeutics Inc (b)(c)	19,988	52,968
Day One Biopharmaceuticals Inc (c)	64,709	412,843
Denali Therapeutics Inc (c)	86,920	1,150,821
Design Therapeutics Inc (c)	21,765	81,183
DiaMedica Therapeutics Inc (b)(c)	42,740	175,661
Dianthus Therapeutics Inc (c)	16,412	285,405
Dianthus Therapeutics Inc rights (c)(d)	44,600	0
Disc Medicine Inc (c)	14,409	672,612
Dogwood Therapeutics Inc (c)	880	4,558
Dogwood Therapeutics Inc (b)(d)	880	0
Dyadic International Inc (c)	48,866	50,332
Dynavax Technologies Corp (c)	76,001	744,050
Dyne Therapeutics Inc (c)	48,356	578,338
Edesa Biotech Inc (b)(c)	1,335	2,617
Editas Medicine Inc (c)	41,990	72,223
Eledon Pharmaceuticals Inc (c)	34,828	104,484
Elevation Oncology Inc (c)	10,711	3,214
Elicio Therapeutics Inc (c)	5,709	41,276
Elutia Inc (b)(c)	14,760	26,568
Enanta Pharmaceuticals Inc (c)	20,814	123,427
Entrada Therapeutics Inc (c)	20,746	157,670
Equillium Inc (c)	9,425	3,676
Erasca Inc (c)	58,703	82,184
Estrella Immunopharma Inc (b)(c)	1,582	1,550
Exact Sciences Corp (c)	110,667	6,228,339
Exagen Inc (c)	11,992	83,344
Exelixis Inc (c)	179,688	7,733,772
Exicure Inc (b)(c)	853	8,419
eXoZymes Inc (b)(c)	1,997	26,760
Fate Therapeutics Inc (c)	16,845	20,382
Fibrobiologics Inc (b)(c)	21,996	16,046
FibroGen Inc (c)	49,798	14,322
Foghorn Therapeutics Inc (c)	25,990	106,039
Forte Biosciences Inc (b)(c)	1,236	10,506
Fortress Biotech Inc (b)(c)	5,930	11,208
Gain Therapeutics Inc (c)	10,062	17,810
Galectin Therapeutics Inc (b)(c)	67,748	88,750
Genelux Corp (b)(c)	19,561	47,338
Generation Bio CO (c)	2,551	965
Geron Corp (c)	326,453	496,209
Gilead Sciences Inc	732,875	80,674,881
GlycoMimetics Inc (b)(c)	22,686	4,762
Gossamer Bio Inc (c)	121,525	134,893
GRAIL Inc (b)	13,916	534,514
Greenwich Lifesciences Inc (b)(c)	7,220	71,117
Gyre Therapeutics Inc (b)(c)	48,579	440,612
Gyre Therapeutics Inc rights (c)(d)	25,124	0
Halozyme Therapeutics Inc (c)	74,504	4,177,439
HCW Biologics Inc (b)(c)	412	3,185
Heron Therapeutics Inc (b)(c)	87,973	165,389
Hookipa Pharma Inc (c)	3,820	6,074
Humacyte Inc Class A (b)(c)	62,178	166,015
Ideaya Biosciences Inc (c)	43,841	871,997
IGM Biosciences Inc (c)	9,614	12,210
Immix Biopharma Inc (b)(c)	13,727	32,121
ImmuCell Corp (c)	2,008	12,851
Immunic Inc (b)(c)	39,039	25,762
ImmunityBio Inc (b)(c)	399,522	1,062,729
Immunome Inc (c)	60,628	531,101
Immunovant Inc (c)	86,608	1,286,129
Imunon Inc (b)(c)	2,129	5,301
IN8bio Inc (c)	17,031	2,524
Incyte Corp (c)	114,141	7,426,013
Inhibikase Therapeutics Inc (c)	30,268	60,839
Inmune Bio Inc (b)(c)	10,829	79,918
Inovio Pharmaceuticals Inc (b)(c)	11,435	22,870
Inozyme Pharma Inc (b)(c)	26,631	105,725
Insmed Inc (c)	106,465	7,423,804
Instil Bio Inc (b)(c)	2,734	73,681
Intellia Therapeutics Inc (b)(c)	63,099	433,490
Intensity Therapeutics Inc (c)	6,917	3,287
Invivyd Inc (b)(c)	44,310	41,430
Ionis Pharmaceuticals Inc (c)	86,996	2,915,236
Iovance Biotherapeutics Inc (b)(c)	166,053	290,593
Ironwood Pharmaceuticals Inc Class A (c)	65,137	39,024
iTeos Therapeutics Inc (c)	21,888	219,318
Janux Therapeutics Inc (c)	30,103	716,451
Jasper Therapeutics Inc Class A (c)	9,659	53,125
KALA BIO Inc (b)(c)	692	2,574
Kalaris Therapeutics Inc (c)	1,023	2,967
KalVista Pharmaceuticals Inc (b)(c)	35,956	424,281
Karyopharm Therapeutics Inc (b)(c)	3,456	14,515
Keros Therapeutics Inc (c)	21,338	301,933
Kezar Life Sciences Inc (c)	1,617	6,759
Kineta Inc rights (c)(d)	39,785	0
Kiniksa Pharmaceuticals International Plc Class A (c)	23,311	637,789
Kinnate Biopharma Inc rights (c)(d)	26,452	0
Kodiak Sciences Inc (c)	28,383	96,502
Korro Bio Inc (b)(c)	5,419	61,885
Korro Bio Inc rights (b)(c)(d)	14,063	0
Kronos Bio Inc (c)	32,115	21,678
Krystal Biotech Inc (c)	16,807	2,117,010
Kura Oncology Inc (c)	44,818	255,014
Kymera Therapeutics Inc (c)	36,404	1,079,015
Kyverna Therapeutics Inc (b)(c)	8,211	20,938
Lantern Pharma Inc (b)(c)	6,838	20,856
Larimar Therapeutics Inc (c)	42,494	95,612
Leap Therapeutics Inc (b)(c)	16,182	6,117
Legend Biotech Corp ADR (c)	50,106	1,450,569
Lexeo Therapeutics Inc (b)(c)	25,247	68,672
Lexicon Pharmaceuticals Inc (b)(c)	126,759	79,427
Lisata Therapeutics Inc (c)	2,010	5,306
Lixte Biotechnology Holdings Inc (c)	775	915
Longeveron Inc (c)	2,931	3,634
Lumos Pharma Inc rights (b)(c)(d)	8,658	0
Lyell Immunopharma Inc (c)	76,419	33,372
MacroGenics Inc (c)	26,696	36,307
Madrigal Pharmaceuticals Inc (b)(c)	11,842	3,259,629
MannKind Corp (c)	158,220	656,613
Marker Therapeutics Inc (c)	5,272	8,224
MediciNova Inc (c)	25,966	36,093
MediPacific Inc Class A rights (c)(d)	30,249	0
MEI Pharma Inc (c)	2,308	4,985
MeiraGTx Holdings plc (c)	38,759	198,446
Mersana Therapeutics Inc (c)	37,288	12,816
Metagenomi Inc (b)(c)	21,951	37,317
MetaVia Inc (c)	4,751	3,089
MetaVia Inc rights (c)(d)	612	0
Metsera Inc (b)	62,946	1,681,917
MiMedx Group Inc (c)	96,832	622,630
Mineralys Therapeutics Inc (c)	26,099	406,622
Minerva Neurosciences Inc (c)	5,184	8,035
MiNK Therapeutics Inc (b)(c)	1,902	13,276
Mirum Pharmaceuticals Inc (c)	28,134	1,250,838
Moderna Inc (c)	229,191	6,087,313
Monopar Therapeutics Inc (b)(c)	3,192	101,282
Monte Rosa Therapeutics Inc (c)	34,776	145,364
MoonLake Immunotherapeutics Class A (b)(c)	39,636	1,546,200
Mural Oncology PLC (c)	1,308	3,427
Myriad Genetics Inc (c)	53,471	224,043
Natera Inc (c)	80,079	12,630,861
NeuBase Therapeutics Inc (c)(d)	985	233
Neurocrine Biosciences Inc (c)	58,065	7,143,156
Neurogene Inc (b)(c)	7,809	132,831
Neurogene Inc rights (b)(c)(d)	4,505	0
NextCure Inc (c)	8,950	4,407
Nkarta Inc (c)	49,901	86,828
Novavax Inc (b)(c)	77,635	569,841
Nurix Therapeutics Inc (c)	32,554	346,049
Nuvalent Inc Class A (c)	34,732	2,591,355
Nuvectis Pharma Inc (b)(c)	10,226	96,227
Ocugen Inc (b)(c)	182,321	152,439
Olema Pharmaceuticals Inc (c)	32,613	172,197
OmniAb Operations Inc (c)(d)	3,424	7,362
OmniAb Operations Inc (c)(d)	3,424	6,539
Oncocyte Corp (c)	3,986	13,234
Oncternal Therapeutics Inc rights (b)(c)(d)	4,319	0
OnKure Therapeutics Inc Class A (b)(c)	1,087	2,750
Opus Genetics Inc (c)	29,775	29,611
Organogenesis Holdings Inc Class A (c)	61,402	168,241
ORIC Pharmaceuticals Inc (b)(c)	39,045	318,998
Oruka Therapeutics Inc	21,951	240,583
OSR Holdings Inc (b)(c)	4,318	6,261
Outlook Therapeutics Inc (b)(c)	7,574	13,936
Ovid therapeutics Inc (c)	31,199	8,492
Pacira Therapeutic Inc rights (c)(d)	69,500	0
Palisade Bio Inc rights (b)(c)(d)	29,628	0
Palvella Therapeutics Inc (b)(c)	7,710	186,042
Palvella Therapeutics Inc rights (c)(d)	282	0
Passage Bio Inc (c)	12,450	5,432
PDS Biotechnology Corp (b)(c)	15,312	21,131
PepGen Inc (b)(c)	22,676	33,107
PharmaCyte Biotech Inc (c)	26,211	27,259
Pluri Inc (b)(c)	2,751	12,159
PMV Pharmaceuticals Inc (c)	12,039	10,573
Praxis Precision Medicines Inc (c)	11,679	450,225
Precigen Inc (b)(c)	101,354	133,787
Precision BioSciences Inc (b)(c)	2,657	12,833
Prelude Therapeutics Inc (c)	20,595	18,245
Prime Medicine Inc (b)(c)	85,457	100,839
ProKidney Corp Class A (b)(c)	62,420	45,117
Protagenic Therapeutics Inc (b)(c)	1,256	4,836
Protagonist Therapeutics Inc (c)	35,545	1,687,321
Protara Therapeutics Inc (c)	9,599	29,181
PTC Therapeutics Inc (c)	45,672	2,216,005
Puma Biotechnology Inc (c)	28,173	92,407
PureTech Health PLC ADR (b)(c)	770	14,160
Pyxis Oncology Inc (b)(c)	30,129	36,456
Q32 Bio Inc (b)(c)	6,497	11,240
Q32 Bio Inc rights (b)(c)(d)	29,351	0
Quince Therapeutics Inc (b)(c)	25,340	26,354
Radius Health Inc (c)(d)	26,855	0
Rallybio Corp (c)	24,028	7,425
RAPT Therapeutics Inc (c)	1,710	1,514
Recursion Pharmaceuticals Inc Class A (b)(c)	121,227	506,729
Regeneron Pharmaceuticals Inc	63,354	31,061,199
Regeneron Pharmaceuticals Inc rights (c)(d)	16,049	0
REGENXBIO Inc (c)	39,285	347,672
Regulus Therapeutics Inc (c)	47,351	375,493
Rein Therapeutics Inc (c)	8,122	15,838
Relay Therapeutics Inc (c)	96,017	288,051
Renovaro Inc (c)	92,582	28,673
RenovoRx Inc (c)	7,791	10,907
Replimune Group Inc (c)	46,099	413,969
Revolution Medicines Inc (c)	97,961	3,859,663
Rezolute Inc/old (c)	36,400	149,968
Rhythm Pharmaceuticals Inc (c)	35,591	2,182,796
Rigel Pharmaceuticals Inc (c)	6,287	120,710
Rocket Pharmaceuticals Inc (c)	53,599	134,533
Roivant Sciences Ltd (c)	478,559	5,259,363
SAB Biotherapeutics Inc (b)(c)	4,937	9,528
Sage Therapeutics Inc (c)	41,791	269,970
Sagimet Biosciences Inc Class A (b)(c)	16,595	58,912
Sana Biotechnology Inc (b)(c)	149,215	323,797
Sangamo Therapeutics Inc (b)(c)	122,707	57,059
Sarepta Therapeutics Inc (c)	56,937	2,140,831
Savara Inc (b)(c)	71,158	162,240
Scholar Rock Holding Corp (c)	42,153	1,222,859
SELLAS Life Sciences Group Inc (b)(c)	41,675	71,264
Sensei Biotherapeutics Inc (b)(c)	2,477	747
Sera Prognostics Inc Class A (c)	23,191	36,178
Seres Therapeutics Inc (b)(c)	4,488	31,640
Shattuck Labs Inc (c)	25,719	25,976
Shuttle Pharmaceuticals Holdings Inc (c)	6,601	1,154
Sigilon Therapeutics Inc rights (c)(d)	1,064	8,959
Sionna Therapeutics Inc (b)	22,083	302,316
Skye Bioscience Inc (b)(c)	18,888	37,398
Soleno Therapeutics Inc (c)	23,916	1,754,239
Solid Biosciences Inc (c)	17,714	56,862
Spectrum Pharmaceuticals Inc rights (c)(d)	111,379	0
Spero Therapeutics Inc (c)	19,478	48,695
SpringWorks Therapeutics Inc (c)	43,883	2,049,775
Spyre Therapeutics Inc (b)(c)	31,803	485,950
Spyre Therapeutics Inc rights (c)(d)	34,317	0
Stoke Therapeutics Inc (c)	30,371	289,739
Summit Therapeutics Inc (b)(c)	436,541	7,951,594
Surface Oncology Inc rights (c)(d)	23,135	0
Surrozen Inc Class A (b)(c)	2,766	23,483
Sutro Biopharma Inc (c)	22,583	20,273
Syndax Pharmaceuticals Inc (c)	55,300	582,862
Synlogic Inc (c)	9,047	10,404
Tango Therapeutics Inc (b)(c)	47,985	106,527
Taysha Gene Therapies Inc (c)	109,633	297,105
Tectonic Therapeutic Inc (c)	8,299	178,512
Tectonic Therapeutic Inc rights (c)(d)	2,331	0
Tenax Therapeutics Inc (c)	364	2,275
Tenaya Therapeutics Inc (b)(c)	22,500	10,350
Tevogen Bio Holdings Inc Class A (b)(c)	92,836	119,758
TG Therapeutics Inc (c)	91,692	3,219,306
Tobira Therapeutics Inc rights (b)(c)(d)	6,103	0
Tonix Pharmaceuticals Holding Corp (c)	2,687	106,889
Tourmaline Bio Inc (b)(c)	14,863	247,915
Travere Therapeutics Inc (c)	48,756	732,315
TriSalus Life Sciences Inc Class A (c)	19,236	96,180
TScan Therapeutics Inc (c)	28,767	41,137
Turnstone Biologics Corp (c)	7,854	2,574
Twist Bioscience Corp (c)	33,908	993,504
Tyra Biosciences Inc (c)	36,163	329,083
Ultragenyx Pharmaceutical Inc (c)	51,564	1,754,723
Unicycive Therapeutics Inc (c)	42,348	24,807
United Therapeutics Corp (c)	26,329	8,395,002
United Therapeutics Corp rights (c)(d)	19,958	0
UNITY Biotechnology Inc (c)	3,870	2,706
Upstream Bio Inc	35,203	324,924
UroGen Pharma Ltd (b)(c)	19,633	83,244
Vanda Pharmaceuticals Inc (c)	35,063	152,173
Vaxart Inc (c)	122,375	53,001
Vaxcyte Inc (c)	76,990	2,501,405
Vera Therapeutics Inc Class A (c)	31,232	591,846
Veracyte Inc (c)	45,547	1,212,006
Verastem Inc (b)(c)	35,798	269,201
Vericel Corp (c)	28,395	1,172,572
Vertex Pharmaceuticals Inc (c)	151,344	66,901,615
Verve Therapeutics Inc (b)(c)	40,787	181,502
Vigil Neuroscience Inc (c)	24,515	193,423
Viking Therapeutics Inc (b)(c)	66,500	1,782,200
Vir Biotechnology Inc (c)	67,359	332,753
Viridian Therapeutics Inc (c)	47,344	659,029
Viridian Therapeutics Inc rights (c)(d)	30,380	0
Vistagen Therapeutics Inc (c)	12,189	31,448
Vor BioPharma Inc (c)	31,312	6,259
Voyager Therapeutics Inc (c)	29,804	81,663
vTv Therapeutics Inc Class A (b)(c)	2,524	40,106
Werewolf Therapeutics Inc (c)	12,833	15,528
Whitehawk Therapeutics Inc (c)	3,301	5,579
X4 Pharmaceuticals Inc (b)(c)	3,145	10,693
XBiotech Inc (b)(c)	16,960	48,336
Xencor Inc (c)	41,742	333,936
Xenetic Biosciences Inc (c)	2,070	5,920
Xilio Therapeutics Inc (c)	14,316	15,318
XOMA Royalty Corp (c)	7,259	179,733
Y-mAbs Therapeutics Inc (c)	25,975	119,485
Zenas Biopharma Inc	24,857	236,639
Zentalis Pharmaceuticals Inc (c)	28,455	34,431
Zymeworks Inc (c)	40,071	458,012
		518,684,435
Health Care Equipment & Supplies - 1.4%
ABIOMED Inc (c)(d)	25,491	56,590
Accuray Inc Del (c)	54,348	83,152
Adagio Medical Holdings Inc (b)	5,436	6,143
Align Technology Inc (c)	42,905	7,763,231
Alphatec Holdings Inc (b)(c)	82,171	1,021,386
AngioDynamics Inc (c)	37,311	380,572
Apyx Medical Corp (c)	20,572	32,092
AtriCure Inc (c)	31,837	1,100,605
Axogen Inc (c)	25,183	274,243
Beta Bionics Inc (b)	20,925	360,747
Beyond Air Inc (c)	33,977	6,197
Bioventus Inc (c)	38,014	246,331
Ceribell Inc	23,540	395,707
Cerus Corp (c)	103,863	131,906
Check Cap Ltd (b)(c)	2,932	2,463
ClearPoint Neuro Inc (c)	15,290	180,575
Co-Diagnostics Inc (c)	1,180	301
Cooper Cos Inc/The (c)	118,145	8,066,941
CVRx Inc (b)(c)	13,287	88,159
CytoSorbents Corp (b)(c)	32,102	26,966
CytoSorbents Corp A warrants 12/31/2029 (c)(d)	13,754	0
CytoSorbents Corp B warrants 12/31/2029 (b)(c)(d)	13,754	0
Delcath Systems Inc (c)	20,714	335,774
DENTSPLY SIRONA Inc	119,633	1,911,735
Dexcom Inc (c)	231,168	19,834,214
DIH Holdings US Inc Class A (b)(c)	20,389	4,675
ElectroCore Inc (b)(c)	10,837	54,185
Embecta Corp	34,326	361,453
Envoy Medical Inc Class A (b)(c)	14,692	23,360
enVVeno Medical Corp (c)	20,487	73,958
Femasys Inc (b)(c)	18,182	16,000
FONAR Corp (c)	3,366	48,807
Fractyl Health Inc (b)(c)	29,844	56,704
GE HealthCare Technologies Inc	268,921	18,969,687
HeartBeam inc (c)	16,484	28,023
Hologic Inc (c)	132,959	8,266,061
Hyperfine Inc Class A (c)	11,927	7,186
ICU Medical Inc (c)	14,912	2,011,032
IDEXX Laboratories Inc (c)	47,682	24,478,033
Inmode Ltd (b)(c)	47,510	696,497
Inogen Inc (c)	6,758	43,420
Insulet Corp (c)	41,116	13,363,933
Integra LifeSciences Holdings Corp (c)	46,656	590,665
Intuitive Surgical Inc (c)	209,947	115,962,127
INVO Fertility Inc Class A (c)	400	676
iRadimed Corp	7,986	462,230
iRhythm Technologies Inc (c)	18,507	2,600,234
IRIDEX Corp (b)(c)	14,777	14,711
Kestra Medical Technologies Ltd	28,334	638,082
Kewaunee Scientific Corp (c)	1,782	68,536
KORU Medical Systems Inc (c)	31,356	84,661
Lantheus Holdings Inc (c)	41,472	3,133,624
LeMaitre Vascular Inc (b)	13,225	1,087,095
LENSAR Inc (b)(c)	8,155	110,337
LivaNova PLC (c)	32,178	1,391,699
Lucid Diagnostics Inc (c)	38,291	53,224
Masimo Corp (c)	31,728	5,155,800
Merit Medical Systems Inc (c)	34,314	3,260,859
Microbot Medical Inc (b)(c)	2,681	6,810
Modular Medical Inc (c)	25,759	22,153
Monogram Technologies Inc (b)(c)	15,368	37,037
NanoVibronix Inc (c)	1	0
Neogen Corp (c)	123,583	724,196
Neovasc Inc rights (c)(d)	854	0
Neuronetics Inc (b)(c)	26,076	101,957
NeuroOne Medical Technologies Corp (c)	29,832	18,230
NeuroPace Inc (c)	16,625	219,783
Nexalin Technology Inc (b)(c)	3,846	4,577
Nexgel Inc (c)	546	1,201
Novocure Ltd (c)	63,189	1,207,542
Omnicell Inc (c)	27,115	823,483
OraSure Technologies Inc (c)	19,999	57,597
Orchestra BioMed Holdings Inc (b)(c)	22,556	64,285
Orthofix Medical Inc (c)	16,449	185,051
OrthoPediatrics Corp (c)	15,188	303,152
Pro-Dex Inc (b)(c)	3,411	136,594
PROCEPT BioRobotics Corp (c)	31,785	1,843,530
Pulmonx Corp (c)	24,714	84,028
Pulse Biosciences Inc (b)(c)	40,283	697,097
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	4,012	19,771
QuidelOrtho Corp (c)	42,784	1,312,185
Rockwell Medical Inc (c)	17,380	17,086
RxSight Inc (c)	21,884	334,606
Sanara Medtech Inc (c)	5,156	149,524
SeaStar Medical Holding Corp Class A (b)(c)	4,470	5,319
Semler Scientific Inc (b)(c)	4,369	174,760
Sensus Healthcare Inc (c)	10,687	50,870
SI-BONE Inc (b)(c)	34,494	651,937
Sight Sciences Inc (c)	19,680	72,619
Spectral AI Inc Class A (b)(c)	10,463	16,741
STAAR Surgical Co (b)(c)	30,930	550,863
Strata Skin Sciences Inc (c)	1,744	4,255
Surmodics Inc (c)	8,185	237,529
Tactile Systems Technology Inc (c)	9,719	96,024
Tandem Diabetes Care Inc (c)	38,972	772,425
Tela Bio Inc (c)	18,634	25,901
Tenon Medical Inc (c)	638	689
TransMedics Group Inc (b)(c)	20,002	2,542,654
Treace Medical Concepts Inc (c)	22,657	130,051
UFP Technologies Inc (c)	4,879	1,142,662
Utah Medical Products Inc	2,529	139,297
Varex Imaging Corp (c)	18,147	139,187
Vivani Medical Inc (c)	37,626	47,409
Zimvie Inc (c)	17,620	161,047
Zynex Inc (b)(c)	24,118	56,436
		260,813,754
Health Care Providers & Services - 0.3%
Acadia Healthcare Co Inc (c)	55,382	1,253,848
AdaptHealth Corp (c)	80,965	727,066
Addus HomeCare Corp (c)	10,642	1,180,304
AirSculpt Technologies Inc (b)(c)	34,189	150,773
Alignment Healthcare Inc (c)	114,174	1,754,854
Amedisys Inc (c)	19,889	1,870,958
Astrana Health Inc (c)	31,222	773,993
Aveanna Healthcare Holdings Inc (c)	112,392	599,049
Biodesix Inc (b)(c)	59,741	18,042
BrightSpring Health Services Inc (b)(c)	101,892	2,426,049
Castle Biosciences Inc (c)	13,840	221,025
Clover Health Investments Corp Class A (c)	238,694	749,499
CorVel Corp (c)	30,692	3,415,099
Cosmos Health Inc (c)	2,226	988
Cross Country Healthcare Inc (c)	22,341	294,454
DocGo Inc Class A (c)	63,323	89,919
Ensign Group Inc/The	34,621	5,098,289
Fulgent Genetics Inc (c)	28,465	589,795
GeneDx Holdings Corp Class A (b)(c)	16,388	1,167,153
Guardant Health Inc (c)	72,380	2,940,076
HealthEquity Inc (c)	51,304	5,161,696
Henry Schein Inc (c)	73,738	5,160,924
Innovage Holding Corp (c)	78,796	322,276
Joint Corp/The (b)(c)	8,305	88,864
LifeStance Health Group Inc (c)	237,143	1,408,629
MSP Recovery Inc warrants 5/20/2027 (c)	1,585,094	2,695
National Research Corp Class A	15,135	204,474
NeoGenomics Inc (c)	76,066	553,760
Nutex Health Inc (c)	1,853	310,822
Oncology Institute Inc/The (c)	16,051	51,203
OPKO Health Inc (c)	370,729	504,191
Option Care Health Inc (c)	103,823	3,392,936
P3 Health Partners Inc Class A (b)(c)	610	4,465
Pennant Group Inc/The (c)	17,279	496,080
Performant Healthcare Inc (c)	50,127	153,890
Precipio Inc (c)	3,097	29,483
Premier Inc Class A (b)	50,226	1,154,193
Privia Health Group Inc (c)	70,269	1,599,322
Progyny Inc (c)	54,154	1,164,311
Quipt Home Medical Corp (United States) (b)(c)	27,573	49,356
RadNet Inc (c)	44,576	2,562,674
SBC Medical Group Holdings Inc (b)(c)	5,240	26,881
Surgery Partners Inc (c)	79,410	1,874,870
Talkspace Inc Class A (c)	82,656	263,673
Viemed Healthcare Inc (c)	24,406	162,300
		52,025,201
Health Care Technology - 0.0%
Bullfrog AI Holdings Inc (b)(c)	3,407	5,826
CareCloud Inc (c)	13,011	26,282
Certara Inc (c)	104,434	1,186,370
Definitive Healthcare Corp Class A (b)(c)	30,967	102,501
Forian Inc (c)	18,658	38,809
GoodRx Holdings Inc Class A (c)	55,580	217,874
Health Catalyst Inc (c)	54,789	208,198
Healthcare Triangle Inc (c)	11,606	94
HealthStream Inc	18,820	527,336
iCAD Inc (c)	25,911	99,498
iSpecimen Inc (b)(c)	1,780	2,172
LifeMD Inc (c)	26,734	326,422
OptimizeRx Corp (c)	10,189	123,694
Schrodinger Inc/United States (c)	39,565	855,395
Simulations Plus Inc (b)	12,222	389,210
Streamline Health Solutions Inc (c)	939	4,864
TruBridge Inc (c)	10,575	253,060
VSee Health Inc (b)(c)	13,327	16,792
Waystar Holding Corp (c)	102,026	4,079,000
		8,463,397
Life Sciences Tools & Services - 0.2%
10X Genomics Inc Class A (c)	50,273	479,102
Adaptive Biotechnologies Corp (c)	72,615	691,295
Akoya Biosciences Inc (b)(c)	10,309	12,886
Alpha Teknova Inc (b)(c)	41,094	237,112
Azenta Inc (c)	30,288	809,295
Bio-Techne Corp	93,222	4,511,945
BioLife Solutions Inc (c)	26,388	577,369
Bruker Corp	91,038	3,341,095
Champions Oncology Inc (c)	10,958	64,323
Codexis Inc (c)	25,744	59,211
CryoPort Inc (c)	39,922	239,931
Cytek Biosciences Inc (c)	50,655	140,314
Fortrea Holdings Inc (c)	52,478	225,655
Harvard Bioscience Inc (c)	29,367	13,714
ICON PLC (c)	46,650	6,077,562
Illumina Inc (c)	93,356	7,677,598
Inotiv Inc (b)(c)	5,271	13,705
Lifecore Biomedical Inc (b)(c)	22,245	150,599
Maravai LifeSciences Holdings Inc Class A (c)	5,996	13,491
MaxCyte Inc (United States) (c)	60,748	144,580
Medpace Holdings Inc (c)	17,783	5,244,207
Mesa Laboratories Inc (b)	4,295	432,163
Nautilus Biotechnology Inc Class A (c)	67,559	50,467
Niagen Bioscience Inc (c)	46,168	499,538
OmniAb Inc (b)(c)	96,962	123,142
Pacific Biosciences of California Inc (b)(c)	191,354	184,408
Personalis Inc (c)	45,987	212,920
Quanterix Corp (c)	33,017	171,688
Quantum-Si Inc Class A (b)(c)	62,202	104,499
Rapid Micro Biosystems Inc Class A (b)(c)	21,522	71,668
Repligen Corp (c)	33,298	3,931,495
Seer Inc Class A (c)	11,900	22,848
Sotera Health Co (b)(c)	169,434	2,073,872
Standard BioTools Inc (b)(c)	178,587	180,373
Tempus AI Inc Class A (b)(c)	90,104	4,971,939
		43,756,009
Pharmaceuticals - 0.3%
Aclaris Therapeutics Inc (c)	13,872	20,253
ALT5 Sigma Corp (b)(c)	3,632	33,814
Alumis Inc	34,545	120,908
Amneal Intermediate Inc Class A (c)	184,448	1,350,159
Amphastar Pharmaceuticals Inc (c)	29,456	757,314
Amylyx Pharmaceuticals Inc (c)	11,176	57,556
AN2 Therapeutics Inc (c)	13,988	14,827
Anebulo Pharmaceuticals Inc (b)(c)	7,788	7,866
ANI Pharmaceuticals Inc (c)	12,795	751,322
Aquestive Therapeutics Inc (b)(c)	54,178	146,822
Arvinas Inc (c)	44,234	318,485
Assertio Holdings Inc (c)	41,301	27,436
Atea Pharmaceuticals Inc (c)	70,660	209,860
Athira Pharma Inc (b)(c)	6,597	2,062
Avadel Pharmaceuticals PLC Class A (c)	55,171	502,608
Axsome Therapeutics Inc (c)	28,697	3,017,777
Belite Bio Inc ADR (b)(c)	6,700	434,629
BioAge Labs Inc	12,097	47,904
Biote Corp Class A (c)	19,805	68,525
CalciMedica Inc (b)(c)	9,699	16,197
Cassava Sciences Inc (b)(c)	14,274	28,691
Clearside Biomedical Inc (c)	46,832	35,639
Cocrystal Pharma Inc (c)	6,122	10,530
Cognition Therapeutics Inc (b)(c)	18,310	4,376
Collegium Pharmaceutical Inc (c)	21,531	627,413
Context Therapeutics Inc (b)(c)	63,705	36,764
Contineum Therapeutics Inc Class A (c)	9,490	34,733
Corcept Therapeutics Inc (c)	62,269	4,829,584
CorMedix Inc (c)	33,659	408,620
Cumberland Pharmaceuticals Inc (c)	11,327	56,182
Dare Bioscience Inc (c)	7,571	22,486
Durect Corp (c)	17,821	9,468
Edgewise Therapeutics Inc (c)	55,670	794,968
Enliven Therapeutics Inc (c)	24,688	438,706
Enliven Therapeutics Inc rights (c)(d)	8,204	0
Enveric Biosciences Inc (b)(c)	10,913	12,877
Esperion Therapeutics Inc (b)(c)	110,863	94,211
Eton Pharmaceuticals Inc (b)(c)	19,371	365,918
Evolus Inc (c)	34,070	313,103
EyePoint Pharmaceuticals Inc (c)	28,515	206,449
Fulcrum Therapeutics Inc (c)	34,414	236,596
Harmony Biosciences Holdings Inc (c)	34,616	1,194,252
Harmony Biosciences Holdings Inc rights (c)(d)	37,934	0
Harrow Inc (c)	22,258	625,672
Hoth Therapeutics Inc (c)	31,711	26,330
Ikena Oncology Inc (c)	22,851	27,193
Incannex Healthcare Inc (b)(c)	7,841	1,647
Innoviva Inc (b)(c)	41,302	808,280
Iterum Therapeutics plc (c)	12,370	12,370
Jazz Pharmaceuticals PLC (c)	36,505	3,945,095
Journey Medical Corp (c)	8,674	69,912
Jupiter Neurosciences Inc (b)(c)	9,687	7,508
Landos Biopharma Inc rights (c)(d)	2,305	0
LENZ Therapeutics Inc (b)(c)	19,424	567,181
Ligand Pharmaceuticals Inc (c)	11,014	1,125,521
Ligand Pharmaceuticals Inc rights (c)	1,518	213
Ligand Pharmaceuticals Inc rights (c)	1,518	68
Ligand Pharmaceuticals Inc rights (c)	1,518	6
Ligand Pharmaceuticals Inc rights (c)	1,518	2
Lipocine Inc (c)	4,461	14,855
Liquidia Corp (c)	55,745	831,715
Maze Therapeutics Inc (b)	15,044	150,590
MBX Biosciences Inc (b)(c)	22,269	276,581
Mind Medicine MindMed Inc (b)(c)	51,402	373,179
Mira Pharmaceuticals Inc (b)(c)	9,455	12,764
Nektar Therapeutics (c)	109,013	78,980
Neumora Therapeutics Inc (c)	33,388	23,916
Novartis AG rights (c)(d)	40,508	0
Nutriband Inc (b)(c)	8,237	53,541
Ocular Therapeutix Inc (b)(c)	65,815	527,178
Omeros Corp (b)(c)	40,138	124,026
Optinose Inc (d)	6,931	0
Pacira BioSciences Inc (c)	31,731	819,929
Paratek Pharmaceuticals Inc rights (b)(c)(d)	29,676	0
Phathom Pharmaceuticals Inc (b)(c)	43,579	185,211
Phibro Animal Health Corp Class A	16,049	391,917
Pliant Therapeutics Inc (c)	19,787	26,712
ProPhase Labs Inc (b)(c)	12,076	4,462
Pulmatrix Inc (c)	4,570	41,039
Rafael Holdings Inc Class B (c)	2	3
Rani Therapeutics Holdings Inc Class A (b)(c)	7,171	4,010
Rapport Therapeutics Inc (c)	16,370	135,380
Relmada Therapeutics Inc (b)(c)	3,509	2,632
Reviva Pharmaceuticals Holdings Inc (b)(c)	19,951	19,356
Royalty Pharma PLC Class A	251,870	8,281,487
Sanofi SA ADR	171,306	8,457,378
Satsuma Pharmaceuticals Inc rights (c)(d)	19,951	0
scPharmaceuticals Inc (b)(c)	23,650	86,086
SCYNEXIS Inc (c)	22,803	19,955
Seelos Therapeutics Inc rights (b)(c)(d)	2,932	0
Septerna Inc (b)	9,971	92,232
SIGA Technologies Inc	42,115	251,848
Structure Therapeutics Inc ADR (b)(c)	29,288	637,307
Supernus Pharmaceuticals Inc (c)	32,482	1,029,679
Talphera Inc (c)	16,366	7,978
Tarsus Pharmaceuticals Inc (c)	20,508	880,819
Telomir Pharmaceuticals Inc (b)(c)	18,464	35,912
Terns Pharmaceuticals Inc (c)	41,109	127,849
Theravance Biopharma Inc (c)	41,826	383,126
Third Harmonic Bio Inc (b)(c)	25,979	135,351
Titan Pharmaceuticals Inc (c)	1,511	6,981
Traws Pharma Inc (c)	743	1,055
Traws Pharma Inc rights (c)(d)	33,198	0
Trevi Therapeutics Inc (c)	43,949	286,108
Ventyx Biosciences Inc (c)	5,602	9,523
Verrica Pharmaceuticals Inc (b)(c)	7,893	3,904
Veru Inc (b)(c)	85,196	43,297
Viatris Inc	712,075	6,259,139
VYNE Therapeutics Inc (c)	2,907	2,762
WaVe Life Sciences Ltd (c)	73,314	440,617
Xeris Biopharma Holdings Inc (c)	80,314	396,752
Xeris Biopharma Holdings Inc rights (c)(d)	39,901	0
Zevra Therapeutics Inc (c)	33,719	288,297
		57,148,306
TOTAL HEALTH CARE		940,891,102

Industrials - 3.9%
Aerospace & Defense - 0.4%
AeroVironment Inc (c)	17,097	3,043,779
AerSale Corp (c)	32,388	190,765
Astronics Corp (c)	16,983	530,209
Axon Enterprise Inc (c)	45,119	33,855,493
Byrna Technologies Inc (b)(c)	12,487	332,903
Innovative Solutions And Support Inc (c)	9,188	102,814
Intuitive Machines Inc Class A (b)(c)	57,420	655,162
Kratos Defense & Security Solutions Inc (b)(c)	90,516	3,339,135
Leonardo DRS Inc	158,079	6,686,742
Mercury Systems Inc (c)	34,701	1,709,024
New Horizon Aircraft Ltd Class A (b)(c)	12,029	12,751
Rocket Lab Corp (b)	281,347	7,537,286
Satellogic Inc Class A (b)(c)	49,366	182,161
Tat Technologies Ltd (b)(c)	5,355	139,391
VirTra Inc (c)	5,587	32,628
Woodward Inc	35,167	7,607,677
		65,957,920
Air Freight & Logistics - 0.0%
Air T Inc (b)(c)	1,908	34,248
CH Robinson Worldwide Inc	69,708	6,689,877
Forward Air Corp Class A (b)(c)	21,006	352,481
Hub Group Inc Class A	37,476	1,263,316
		8,339,922
Building Products - 0.1%
AAON Inc	48,420	4,662,362
American Woodmark Corp (c)	9,242	520,972
Apogee Enterprises Inc	13,099	506,276
Caesarstone Ltd (c)	28,738	48,855
Captivision Inc (b)(c)	16,349	17,820
CSW Industrials Inc	9,610	2,938,642
Gibraltar Industries Inc (c)	18,047	1,057,193
UFP Industries Inc	35,465	3,459,965
		13,212,085
Commercial Services & Supplies - 0.5%
Aqua Metals Inc (b)(c)	693	553
Bitcoin Depot Inc Class A (c)	17,642	68,804
Bridger Aerospace Group Holdings Inc (c)	14,659	24,187
Casella Waste Systems Inc Class A (c)	35,755	4,190,844
CECO Environmental Corp (c)	21,695	583,379
Cintas Corp	236,407	53,546,186
Copart Inc (c)	564,849	29,078,427
Driven Brands Holdings Inc (c)	104,618	1,864,293
Fuel Tech Inc (c)	5,418	8,994
Greenwave Technology Solutions Inc (b)(c)	5,899	1,139
Healthcare Services Group Inc (c)	30,717	433,110
Interface Inc	38,104	765,509
Knightscope Inc Class A (b)(c)	423	2,360
LanzaTech Global Inc Class A (b)(c)	6,088	1,718
Liquidity Services Inc (c)	20,431	477,472
MillerKnoll Inc	44,488	750,513
Odyssey Marine Exploration Inc (c)	585	457
Perma-Fix Environmental Services Inc (b)(c)	12,224	129,452
Quest Resource Holding Corp (c)	12,176	26,787
Royalty Management Holding Corp Class A (b)(c)	4,303	4,733
Smart Powerr Corp (b)(c)	2,863	1,933
Tetra Tech Inc	158,667	5,543,825
TOMI Environmental Solutions Inc (c)	8,765	7,117
Virco Mfg. Corp (b)	9,162	77,052
VSE Corp (b)	12,251	1,593,733
		99,182,577
Construction & Engineering - 0.2%
Bowman Consulting Group Ltd (c)	13,326	334,083
Concrete Pumping Holdings Inc	28,584	200,946
Construction Partners Inc Class A (c)	27,271	2,855,001
Ferrovial SE (United States) (b)	425,938	21,850,619
Great Lakes Dredge & Dock Corp (c)	36,779	411,189
IES Holdings Inc (c)	12,056	3,130,461
Limbach Holdings Inc (c)	7,221	925,877
Matrix Service Co (c)	16,544	202,168
MYR Group Inc (c)	10,309	1,616,967
Northwest Pipe Co (c)	7,033	271,755
Shimmick Corp (c)	22,281	36,986
Sterling Infrastructure Inc (c)	18,180	3,418,022
WillScot Holdings Corp	109,753	2,957,843
		38,211,917
Electrical Equipment - 0.1%
374Water Inc (b)(c)	81,433	35,375
Allient Inc	9,597	291,749
American Superconductor Corp (b)(c)	23,972	677,449
Array Technologies Inc (b)(c)	82,832	546,691
Beam Global (b)(c)	2,833	4,561
Blink Charging Co (b)(c)	64,706	45,488
Broadwind Inc (c)	19,171	31,440
CBAK Energy Technology Inc (c)	53,154	52,341
Complete Solaria Inc Class A (b)(c)	32,898	45,728
Dragonfly Energy Holdings Corp (c)	2,115	865
Energy Focus Inc (c)	588	1,200
Enovix Corp Class B (b)(c)	107,353	818,030
Eos Energy Enterprises Inc (b)(c)	127,265	529,422
Fluence Energy Inc Class A (b)(c)	69,581	327,031
Flux Power Holdings Inc (c)	13,918	21,155
FTC Solar Inc (b)(c)	2,387	9,811
FuelCell Energy Inc (b)(c)	18,002	91,990
Ideal Power Inc (c)	6,103	29,783
LSI Industries Inc	20,975	341,263
NANO Nuclear Energy Inc (b)(c)	21,573	649,994
NeoVolta Inc (b)(c)	21,739	72,826
NEXTracker Inc Class A (c)	84,776	4,805,952
Orion Energy Systems Inc (c)	14,347	9,625
Pioneer Power Solutions Inc	13,099	35,105
Plug Power Inc (b)(c)	525,950	464,256
Polar Power Inc (c)	267	482
Powell Industries Inc (b)	7,346	1,245,809
Power Solutions International Inc (b)(c)	13,320	564,368
Preformed Line Products Co	3,549	506,229
Shoals Technologies Group Inc (c)	94,154	444,407
SKYX Platforms Corp (b)(c)	45,970	59,301
SolarMax Technology Inc (c)	25,940	29,572
Solidion Technology Inc Class A (b)(c)	1,227	4,037
Stardust Power Inc Class A (c)	9,130	5,684
SUNation Energy Inc rights (c)(d)	1,083	0
Sunrun Inc (b)(c)	124,758	934,437
Tigo Energy Inc (b)(c)	36,669	34,913
TPI Composites Inc (b)(c)	4,485	5,382
Ultralife Corp (c)	11,042	73,650
Vicor Corp (c)	21,633	944,065
Zeo Energy Corp Class A (b)(c)	18,269	56,451
		14,847,917
Ground Transportation - 0.4%
ArcBest Corp	13,772	863,367
Armlogi Holding Corp (b)(c)	12,265	14,104
Avis Budget Group Inc (b)(c)	21,611	2,632,004
CSX Corp	1,107,610	34,989,400
Ftai Infrastructure Inc (b)	59,402	362,946
Heartland Express Inc	62,648	560,700
Hertz Global Holdings Inc (b)(c)	192,300	1,259,565
JB Hunt Transport Services Inc	58,775	8,160,909
Landstar System Inc	21,099	2,895,205
Lyft Inc Class A (c)	239,695	3,652,952
Marten Transport Ltd	47,473	619,048
Old Dominion Freight Line Inc	125,524	20,105,179
PAMT CORP (c)	14,004	175,890
Proficient Auto Logistics Inc (c)	11,148	89,852
Saia Inc (b)(c)	15,849	4,190,634
Universal Logistics Holdings Inc	15,728	378,416
Werner Enterprises Inc	33,155	860,372
		81,810,543
Industrial Conglomerates - 0.5%
Honeywell International Inc	382,994	86,813,250
Icahn Enterprises LP (b)	316,224	2,624,659
		89,437,909
Machinery - 0.3%
Agrify Corp (c)	511	14,063
AirJoule Technologies Corp Class A (b)(c)	32,050	123,072
Astec Industries Inc	14,001	550,099
Blue Bird Corp (b)(c)	19,355	749,039
ClearSign Technologies Corp (c)	20,915	13,758
Columbus McKinnon Corp/NY	15,878	231,184
Commercial Vehicle Group Inc (c)	21,200	27,560
Eastern Co/The	4,547	101,716
Energy Recovery Inc (c)	35,074	442,283
Franklin Electric Co Inc	28,071	2,425,054
FreightCar America Inc (c)	21,342	168,815
Hillman Solutions Corp Class A (c)	132,594	959,981
Hurco Cos Inc (c)	4,416	64,606
Hydrofarm Holdings Group Inc (b)(c)	3,202	11,783
L B Foster Co Class A (c)	6,787	128,206
Laser Photonics Corp (b)(c)	7,313	16,747
Lincoln Electric Holdings Inc	33,295	6,445,579
LiqTech International Inc (c)	729	1,188
Microvast Holdings Inc (b)(c)	186,675	670,163
Middleby Corp/The (c)	31,816	4,649,272
Nephros Inc (c)	3,085	8,391
NN Inc (c)	27,788	56,965
Nordson Corp	33,622	7,127,528
Omega Flex Inc	6,379	208,721
PACCAR Inc	309,692	29,064,594
Palladyne AI Corp Class A (c)	18,841	148,279
Park-Ohio Holdings Corp	8,241	150,810
Perma-Pipe International Holdings Inc (c)	5,390	71,633
Richtech Robotics Inc Class B (b)(c)	29,033	67,066
Shyft Group Inc/The	20,942	219,682
Stratasys Ltd (b)(c)	54,002	557,841
Symbotic Inc Class A (b)(c)	62,004	1,777,655
Taylor Devices Inc (b)(c)	1,759	64,960
Twin Disc Inc	9,749	70,680
Urban-Gro Inc (b)(c)	9,741	3,243
Xos Inc (b)(c)	2,262	7,465
		57,399,681
Marine Transportation - 0.0%
Lakeside Holding Ltd (c)	4,608	4,446
Pangaea Logistics Solutions Ltd	29,549	132,971
Seanergy Maritime Holdings Corp (b)	11,836	73,738
		211,155
Passenger Airlines - 0.1%
Allegiant Travel Co (c)	13,029	724,152
American Airlines Group Inc (b)(c)	379,635	4,331,635
Blade Air Mobility Inc (c)	16,616	57,990
Frontier Group Holdings Inc (b)(c)	144,887	582,446
JetBlue Airways Corp (c)	224,061	1,131,508
Mesa Air Group Inc (c)	19,225	19,610
SkyWest Inc (c)	24,301	2,465,336
Sun Country Airlines Holdings Inc (c)	34,436	398,769
United Airlines Holdings Inc (c)	193,111	15,341,703
		25,053,149
Professional Services - 1.1%
Aeries Technology Inc Class A (b)(c)	12,875	7,751
Asure Software Inc (c)	16,724	162,223
Automatic Data Processing Inc	237,381	77,274,637
Barrett Business Services Inc	15,940	658,721
Concentrix Corp (b)	39,453	2,207,987
Conduent Inc (c)	113,473	254,180
CRA International Inc	4,643	882,402
CSG Systems International Inc	17,738	1,171,772
DLH Holdings Corp (c)	7,855	39,275
ExlService Holdings Inc (c)	95,132	4,375,121
Exponent Inc	32,276	2,463,950
Falcon's Beyond Global Inc Class A (b)	4,009	28,063
First Advantage Corp (b)(c)	106,302	1,819,890
Forrester Research Inc (c)	10,756	114,336
Heidrick & Struggles International Inc	12,134	529,770
HireQuest Inc (b)	8,515	85,235
Hudson Global Inc (c)	1,914	16,709
Huron Consulting Group Inc (c)	11,631	1,661,256
IBEX Holdings Ltd (c)	10,649	306,585
ICF International Inc	12,059	1,036,109
Innodata Inc (b)(c)	17,462	689,225
Kelly Services Inc Class A	24,091	282,347
Legalzoom.com Inc (c)	99,747	910,690
Nixxy Inc (c)	6,318	11,815
NV5 Global Inc (c)	36,876	814,960
Paychex Inc	211,764	33,439,653
Paylocity Holding Corp (c)	33,198	6,337,498
Rcm Technologies Inc (c)	6,964	159,406
Resolute Holdings Management Inc	4,494	154,549
Resources Connection Inc	47,312	246,732
Science Applications International Corp	29,517	3,410,394
ShiftPixy Inc (c)(d)	1	6
SS&C Technologies Holdings Inc	144,781	11,699,753
TTEC Holdings Inc (c)	12,701	62,362
Upwork Inc (c)	80,547	1,247,673
Verisk Analytics Inc	80,786	25,378,114
Verra Mobility Corp Class A (c)	99,851	2,361,476
Where Food Comes From Inc (c)	2,480	25,098
Willdan Group Inc (c)	9,418	509,043
		182,836,766
Trading Companies & Distributors - 0.2%
Distribution Solutions Group Inc (b)(c)	28,419	774,418
DXP Enterprises Inc/TX (c)	9,857	814,977
Fastenal Co	670,478	27,717,561
FTAI Aviation Ltd	60,728	7,114,285
H&E Equipment Services Inc	21,206	2,006,936
Hudson Technologies Inc (c)	27,687	197,962
iPower Inc (b)(c)	16,779	7,885
Karat Packaging Inc	11,546	363,237
McGrath RentCorp	14,996	1,685,250
Rush Enterprises Inc Class A	37,940	1,883,721
Rush Enterprises Inc Class B	10,059	525,231
Titan Machinery Inc (b)(c)	14,063	262,697
Transcat Inc (c)	5,386	470,629
Willis Lease Finance Corp	3,791	509,283
Xometry Inc Class A (c)	27,336	906,188
		45,240,260
TOTAL INDUSTRIALS		721,741,801

Information Technology - 48.0%
Communications Equipment - 0.9%
ADTRAN Holdings Inc (c)	57,332	460,376
Applied Optoelectronics Inc (b)(c)	25,302	390,157
Aviat Networks Inc (c)	6,448	138,310
Cisco Systems Inc	2,330,348	146,905,138
Clearfield Inc (c)	8,734	324,119
ClearOne Inc (c)	19,133	6,388
CommScope Holding Co Inc (c)	131,401	793,662
Comtech Telecommunications Corp (c)	31,154	64,800
Digi International Inc (c)	21,190	686,768
Extreme Networks Inc (c)	71,064	1,113,573
F5 Inc (c)	33,491	9,557,662
Franklin Wireless Corp (c)	9,420	39,657
Genasys Inc (b)(c)	28,415	46,316
Harmonic Inc (c)	76,482	689,868
Inseego Corp (c)	6,491	48,553
KVH Industries Inc (c)	12,585	68,085
Lantronix Inc (c)	22,155	48,519
Lumentum Holdings Inc (c)	40,619	2,935,941
Netgear Inc (c)	18,625	546,271
NetScout Systems Inc (c)	47,976	1,095,772
Ondas Holdings Inc (c)	41,426	50,540
Ribbon Communications Inc (c)	71,521	241,741
Viasat Inc (c)	80,844	705,768
Viavi Solutions Inc (c)	130,378	1,187,744
		168,145,728
Electronic Equipment, Instruments & Components - 0.4%
908 Devices Inc (b)(c)	16,886	95,912
Advanced Energy Industries Inc	21,940	2,518,273
Airgain Inc (c)	6,076	24,304
Astrotech Corp (c)	1,228	7,073
Avnet Inc	51,707	2,585,867
Bel Fuse Inc Class A	1,737	110,316
Bel Fuse Inc Class B	6,577	485,383
CDW Corp/DE	78,136	14,092,609
Climb Global Solutions Inc	3,243	357,298
Coda Octopus Group Inc (c)	4,103	30,198
Cognex Corp	104,214	3,123,294
CPS Technologies Corp (c)	4,893	13,945
Daktronics Inc (c)	31,984	474,643
Data I/O Corp (c)	15,054	40,345
Deswell Industries Inc	1,149	2,665
ePlus Inc (c)	17,168	1,225,280
Evolv Technologies Holdings Inc Class A (c)	111,029	606,218
FARO Technologies Inc (c)	11,841	501,703
Flex Ltd (c)	226,672	9,588,226
Focus Universal Inc (b)(c)	2,572	9,876
Frequency Electronics Inc	5,274	101,472
Identiv Inc (c)	13,327	43,579
Insight Enterprises Inc (c)	18,760	2,446,116
Interlink Electronics Inc (c)	6,627	42,810
IPG Photonics Corp (c)	25,123	1,664,650
Itron Inc (c)	26,973	3,118,079
Key Tronic Corp (c)	6,057	17,505
Kimball Electronics Inc (c)	15,945	288,605
LightPath Technologies Inc Class A (c)	23,346	65,369
Lightwave Logic Inc (b)(c)	20,180	19,776
Littelfuse Inc	14,981	3,072,004
MicroVision Inc (b)(c)	191,947	211,142
MultiSensor AI Holdings Inc (c)	11,410	8,532
Napco Security Technologies Inc	23,012	642,035
Neonode Inc (b)(c)	10,655	108,894
nLight Inc (c)	22,333	337,898
Novanta Inc (c)	21,239	2,629,813
OSI Systems Inc (c)	9,960	2,182,336
Ouster Inc Class A (c)	23,856	291,759
PC Connection Inc	15,743	1,029,592
Plexus Corp (c)	16,563	2,174,059
Powerfleet Inc NJ (b)(c)	75,043	341,446
Red Cat Holdings Inc (b)(c)	47,814	284,493
Research Frontiers Inc (b)(c)	10,936	19,904
RF Industries Ltd (c)	2,448	10,257
Richardson Electronics Ltd/United States	7,825	70,034
Sanmina Corp (c)	32,441	2,747,428
ScanSource Inc (c)	16,203	654,277
Scantech AI Systems Inc	3,880	2,827
SigmaTron International Inc (c)	3,452	10,218
Sono-Tek Corp (c)	2,629	10,201
Syntec Optics Holdings Inc Class A (c)	19,932	32,888
Trimble Inc (c)	142,986	10,190,612
TTM Technologies Inc (c)	63,444	1,894,438
Vuzix Corp (b)(c)	38,602	112,718
Wetouch Technology Inc (b)(c)	6,414	6,125
Wrap Technologies Inc (b)(c)	38,058	55,184
Zebra Technologies Corp Class A (c)	30,254	8,766,702
		81,599,205
IT Services - 0.5%
Akamai Technologies Inc (c)	88,612	6,728,309
Amdocs Ltd	66,622	6,113,235
Applied Digital Corp (b)(c)	127,147	868,414
Backblaze Inc Class A (b)(c)	23,717	135,187
BigCommerce Holdings Inc (c)	64,935	327,272
Brand Engagement Network Inc Class A (c)	4,402	1,228
CISO Global Inc (b)(c)	8,579	6,949
Cognizant Technology Solutions Corp Class A	290,387	23,518,444
CoreWeave Inc Class A (b)(c)	210,147	23,391,464
Couchbase Inc (c)	29,333	530,047
Crexendo Inc (c)	15,416	82,938
CSP Inc	8,458	128,731
Data Storage Corp (c)	9,803	36,761
Glimpse Group Inc/The (c)	9,486	14,419
Grid Dynamics Holdings Inc (c)	50,285	630,071
Hackett Group Inc/The	16,264	398,793
Information Services Group Inc	29,143	137,555
MongoDB Inc Class A (c)	44,080	8,323,626
Okta Inc Class A (c)	96,127	9,917,423
Rackspace Technology Inc (c)	81,088	92,440
Research Solutions Inc/CA (c)	16,973	46,845
TSS Inc/MD (b)(c)	11,971	172,861
Tucows Inc Class A (b)(c)	6,556	127,186
VeriSign Inc	53,604	14,605,482
		96,335,680
Semiconductors & Semiconductor Equipment - 18.9%
ACM Research Inc Class A (c)	33,539	756,304
Advanced Micro Devices Inc (c)	954,361	105,676,394
Aehr Test Systems (b)(c)	16,355	156,027
Alpha & Omega Semiconductor Ltd (c)	19,873	421,705
Ambarella Inc (c)	23,947	1,260,570
Amkor Technology Inc	146,367	2,637,533
Amtech Systems Inc (c)	11,847	47,506
Analog Devices Inc	292,079	62,499,064
Applied Materials Inc	478,372	74,984,811
ARM Holdings PLC ADR (b)(c)	77,475	9,648,737
Astera Labs Inc (c)	94,622	8,584,108
Atomera Inc (b)(c)	16,578	101,955
Axcelis Technologies Inc (c)	19,189	1,081,108
AXT Inc (c)	24,453	36,924
Blaize Holdings Inc Class A (b)(c)	63,371	127,376
Broadcom Inc	2,757,308	667,461,548
CEVA Inc (c)	13,927	261,271
Cirrus Logic Inc (c)	31,446	3,093,029
Cohu Inc (c)	27,624	471,542
Credo Technology Group Holding Ltd (c)	99,072	6,039,429
CVD Equipment Corp (c)	6,633	20,098
Datavault AI Inc (b)(c)	27,339	22,519
Diodes Inc (c)	27,358	1,214,695
Enphase Energy Inc (c)	78,731	3,258,676
Entegris Inc	88,826	6,105,899
Everspin Technologies Inc (b)(c)	17,797	99,841
First Solar Inc (c)	63,541	10,044,561
FormFactor Inc (c)	45,949	1,371,578
GlobalFoundries Inc (c)	326,719	11,696,540
GSI Technology Inc (c)	15,609	48,856
Ichor Holdings Ltd (c)	20,879	329,471
Impinj Inc (c)	16,736	1,909,410
Intel Corp	2,552,182	49,895,158
KLA Corp	78,094	59,107,787
Kopin Corp (c)	79,055	101,190
Lam Research Corp	756,629	61,128,057
Lattice Semiconductor Corp (c)	81,590	3,666,655
MACOM Technology Solutions Holdings Inc (c)	42,945	5,222,541
Marvell Technology Inc	510,298	30,714,837
Maxeon Solar Technologies Ltd (b)(c)	6,830	20,832
MaxLinear Inc Class A (c)	49,242	560,866
Microchip Technology Inc	317,721	18,440,527
Micron Technology Inc	656,627	62,024,986
MKS Inc	39,420	3,239,930
Mobix Labs Inc Class A (b)(c)	13,522	8,654
Monolithic Power Systems Inc	28,762	19,037,568
Navitas Semiconductor Corp Class A (b)(c)	103,818	529,472
NVE Corp	2,857	203,304
NVIDIA Corp	14,350,985	1,939,248,603
ON Semiconductor Corp (c)	247,962	10,419,363
PDF Solutions Inc (c)	23,680	419,136
Penguin Solutions Inc (c)	30,599	543,438
Photronics Inc (c)	36,838	615,563
Pixelworks Inc (c)	51,642	25,103
Power Integrations Inc	33,816	1,681,670
Qorvo Inc (c)	54,563	4,147,879
QUALCOMM Inc	649,996	94,379,419
QuickLogic Corp (b)(c)	8,417	43,600
Rambus Inc (c)	63,180	3,378,235
Rigetti Computing Inc Class A (b)(c)	167,238	2,025,252
Semtech Corp (c)	43,997	1,642,408
Silicon Laboratories Inc (c)	19,443	2,343,465
SiTime Corp (c)	13,589	2,664,395
SkyWater Technology Inc (b)(c)	27,327	247,036
Skyworks Solutions Inc	92,764	6,403,499
SolarEdge Technologies Inc (b)(c)	30,707	548,427
Synaptics Inc (c)	22,927	1,347,191
Teradyne Inc	94,940	7,462,284
Texas Instruments Inc	534,220	97,682,127
Ultra Clean Holdings Inc (c)	28,690	555,725
Universal Display Corp	27,819	3,987,854
Veeco Instruments Inc (b)(c)	35,729	689,927
		3,477,873,048
Software - 17.4%
8x8 Inc (c)	115,620	189,617
ACI Worldwide Inc (c)	63,018	2,915,213
Adeia Inc	64,065	822,595
Adobe Inc (c)	256,047	106,282,549
Agilysys Inc (c)	16,259	1,721,991
Airship AI Holdings Inc Class A (b)(c)	22,232	114,495
Alarm.com Holdings Inc (b)(c)	29,534	1,695,252
Alkami Technology Inc (c)	61,833	1,770,897
Amplitude Inc Class A (c)	67,255	833,289
ANSYS Inc (c)	51,311	16,974,705
Appfolio Inc Class A (c)	13,436	2,837,280
Appian Corp Class A (c)	25,331	797,927
AppLovin Corp Class A (c)	182,135	71,579,055
Arteris Inc (c)	22,021	171,103
Atlassian Corp Class A (c)	97,136	20,168,348
AudioEye Inc (b)(c)	8,256	100,888
Aurora Innovation Inc Class A (b)(c)	815,143	4,939,767
authID Inc (b)(c)	5,456	29,899
Autodesk Inc (c)	126,080	37,334,810
AvePoint Inc Class A (c)	117,943	2,199,637
Aware Inc/MA (c)	17,102	28,047
Bentley Systems Inc Class B	172,583	8,237,387
Bit Digital Inc (c)	67,626	159,597
Bitdeer Technologies Group Class A (b)(c)	68,676	883,173
BitFuFu Inc Class A (b)(c)	17,331	59,965
Blackbaud Inc (c)	32,069	1,995,654
BlackLine Inc (c)	35,341	1,976,622
Braze Inc Class A (c)	49,228	1,811,590
Bridgeline Digital Inc (c)	18,622	28,864
BTCS Inc (b)(c)	2,315	6,251
Btcs Inc Series V (c)(d)	2,315	0
Cadence Design Systems Inc (c)	161,493	46,359,796
Ccc Intelligent Solutions Holdings Inc Class A (c)	364,620	3,201,364
Cerence Inc (b)(c)	22,343	190,139
Cipher Mining Inc (b)(c)	194,328	606,303
Cleanspark Inc (b)(c)	166,748	1,439,035
Commvault Systems Inc (c)	25,923	4,747,797
Confluent Inc Class A (c)	153,844	3,543,027
Consensus Cloud Solutions Inc (c)	11,285	247,931
Core Scientific Inc (b)(c)	162,997	1,735,918
Crowdstrike Holdings Inc Class A (c)	137,652	64,885,023
CyberArk Software Ltd (c)	29,159	11,161,482
Daily Journal Corp (c)	1,043	439,551
Datadog Inc Class A (c)	187,709	22,127,137
DatChat Inc (c)	988	2,459
Digi Power X Inc (United States) (b)(c)	9,844	12,502
Digimarc Corp (b)(c)	14,607	191,060
Digital Turbine Inc (c)	72,174	340,661
Docusign Inc (c)	118,882	10,534,134
Domo Inc Class B (c)	14,607	185,509
Dropbox Inc Class A (c)	127,116	3,668,568
Duos Technologies Group Inc (c)	3,635	27,808
eGain Corp (c)	24,943	134,443
EverCommerce Inc (b)(c)	115,566	1,156,816
Expensify Inc Class A (c)	29,232	64,603
Five9 Inc (c)	46,379	1,229,507
Fortinet Inc (c)	450,710	45,873,264
Freshworks Inc Class A (c)	142,084	2,169,623
Gen Digital Inc	359,438	10,236,794
Gitlab Inc Class A (c)	84,233	3,833,444
Greenidge Generation Holdings Inc Class A (b)(c)	3,594	5,032
I3 Verticals Inc Class A (c)	20,036	495,090
Intapp Inc (c)	45,450	2,505,204
Intellicheck Inc (c)	14,317	72,874
InterDigital Inc (b)	15,308	3,325,816
Intrusion Inc (b)(c)	3,947	5,131
Intuit Inc	164,662	124,067,877
Iveda Solutions Inc (c)	2,211	4,754
Jamf Holding Corp (c)	76,206	800,163
JFrog Ltd (c)	66,761	2,866,717
Kaltura Inc (c)	75,044	159,093
Life360 Inc (c)	44,500	2,827,975
LivePerson Inc (b)(c)	29,521	21,347
Manhattan Associates Inc (c)	35,932	6,783,243
MARA Holdings Inc (b)(c)	199,972	2,823,605
Marin Software Inc (c)	1,468	1,228
MicroCloud Hologram Inc (b)(c)	237	1,416
Microsoft Corp	4,372,677	2,013,005,584
MicroStrategy Inc Class A (b)(c)	140,735	51,939,659
Mitek Systems Inc (c)	28,300	265,737
Monday.com Ltd (c)	29,351	8,731,629
nCino Inc (b)(c)	60,663	1,595,437
NetSol Technologies Inc (c)	5,970	17,253
NextNav Inc Class A (b)(c)	78,680	987,434
Nutanix Inc Class A (c)	158,010	12,117,787
OneSpan Inc	26,696	425,267
Onestream Inc Class A (b)	46,537	1,305,828
Pagaya Technologies Ltd Class A (b)(c)	34,091	560,456
Palantir Technologies Inc Class A (c)	1,323,504	174,411,357
Palo Alto Networks Inc (c)	389,524	74,952,208
Pegasystems Inc	51,191	5,024,397
Phunware Inc (b)(c)	9,310	27,651
Porch Group Inc (c)	64,509	588,322
Progress Software Corp	25,951	1,597,544
PTC Inc (c)	70,103	11,799,737
Qualys Inc (c)	21,632	2,997,114
Quantum Computing Inc (b)(c)	58,974	667,881
Rapid7 Inc (c)	39,648	909,922
reAlpha Tech Corp (b)(c)	24,121	10,922
Red Violet Inc (b)	8,743	424,560
Rekor Systems Inc (b)(c)	33,911	39,337
Rezolve AI PLC (b)	102,898	205,796
Rimini Street Inc (c)	74,994	228,732
Riot Platforms Inc (b)(c)	192,322	1,552,039
Roadzen Inc (b)(c)	41,570	40,892
Roper Technologies Inc	62,648	35,726,275
SAIHEAT Ltd Class A (c)	1	5
SailPoint Inc (b)	322,352	5,679,842
ServiceTitan Inc Class A (c)	45,230	5,005,604
Silvaco Group Inc (b)(c)	12,895	59,704
Soluna Holdings Inc (b)(c)	1,891	1,209
SoundHound AI Inc Class A (b)(c)	200,578	2,027,844
SoundThinking Inc (c)	9,121	141,467
Sprout Social Inc Class A (c)	33,708	735,846
SPS Commerce Inc (c)	22,084	3,108,544
Synchronoss Technologies Inc (c)	7,220	49,385
Synopsys Inc (c)	91,004	42,224,036
T Stamp Inc Class A (b)(c)	421	900
Telos Corp (c)	43,638	109,968
Tenable Holdings Inc (c)	73,192	2,358,246
Terawulf Inc (b)(c)	219,132	773,536
Upland Software Inc (c)	21,178	45,744
Varonis Systems Inc (c)	67,117	3,200,139
Veea Inc Class A (b)(c)	12,454	25,033
Verint Systems Inc (c)	37,328	654,733
Veritone Inc (b)(c)	16,152	25,359
Vertex Inc Class A (c)	40,423	1,599,538
Viant Technology Inc Class A (b)(c)	11,166	153,979
Workday Inc Class A (c)	126,166	31,252,580
Zoom Communications Inc Class A (c)	146,635	11,914,094
Zscaler Inc (c)	90,430	24,931,551
		3,214,014,373
Technology Hardware, Storage & Peripherals - 9.9%
Apple Inc	8,835,435	1,774,597,121
AstroNova Inc (c)	4,427	40,994
CompoSecure Inc Class A (b)(c)	53,938	739,490
Corsair Gaming Inc (c)	67,679	594,898
CPI Card Group Inc (c)	7,134	158,803
Foxx Development Holdings Inc (b)	4,245	19,994
Immersion Corp	18,807	141,429
NetApp Inc	120,735	11,972,083
One Stop Systems Inc (c)	12,878	36,187
Quantum Corp (b)(c)	2,799	33,224
Sandisk Corp/DE	68,044	2,564,578
Seagate Technology Holdings PLC	124,180	14,645,789
Socket Mobile Inc (c)	1,296	1,387
Sonim Technologies Inc (b)(c)	2,066	1,911
Super Micro Computer Inc (b)(c)	351,573	14,069,951
TransAct Technologies Inc (c)	6,575	24,985
Turtle Beach Corp (c)	11,290	129,609
Western Digital Corp (c)	205,269	10,581,617
Xerox Holdings Corp (b)	79,471	388,613
		1,830,742,663
TOTAL INFORMATION TECHNOLOGY		8,868,710,697

Materials - 0.9%
Chemicals - 0.8%
Alto Ingredients Inc (c)	45,352	42,087
Arq Inc (c)	22,137	109,357
ASP Isotopes Inc (b)(c)	35,189	266,029
Balchem Corp	19,304	3,217,977
Hawkins Inc	12,399	1,655,143
Innospec Inc	14,831	1,261,821
Linde PLC	276,893	129,469,629
Northern Technologies International Corp	6,565	47,465
Novusterra Inc (b)(c)(d)	7,237	0
Origin Materials Inc Class A (b)(c)	28,360	12,408
PureCycle Technologies Inc (b)(c)	100,152	952,446
		137,034,362
Construction Materials - 0.0%
Smith-Midland Corp (b)(c)	2,925	88,159
United States Lime & Minerals Inc	17,155	1,763,191
		1,851,350
Containers & Packaging - 0.0%
TriMas Corp	25,445	670,985
Metals & Mining - 0.1%
5E Advanced Materials Inc (b)(c)	765	3,366
American Battery Technology Co (b)(c)	38,850	50,894
American Infrastructure Corp (b)(d)	15,508	0
Ascent Industries Co (c)	7,726	99,820
Century Aluminum Co (c)	57,811	895,492
Ferroglobe PLC (b)	133,385	484,188
Hycroft Mining Holding Corp (b)(c)	12,539	38,369
Inno Holdings Inc (b)(c)	940	1,175
Kaiser Aluminum Corp	9,286	674,071
NioCorp Developments Ltd (b)(c)	26,012	59,828
Olympic Steel Inc	7,458	221,130
Perpetua Resources Corp (United States) (b)(c)	39,992	556,289
Piedmont Lithium Inc (c)	4,375	27,038
Radius Recycling Inc Class A	18,470	546,897
Ramaco Resources Inc Class A	27,313	248,788
Ramaco Resources Inc Class B (f)	6,643	49,490
ReElement Technologies Corp (b)(d)	28,951	0
Royal Gold Inc	39,635	7,059,786
Steel Dynamics Inc	88,632	10,907,940
US Gold Corp (c)	4,857	56,195
USA Rare Earth Inc Class A (b)(c)	25,745	230,418
		22,211,174
TOTAL MATERIALS		161,767,871

Real Estate - 0.8%
Diversified REITs - 0.0%
Gladstone Commercial Corp	22,344	320,636
Medalist Diversified REIT Inc	805	9,394
Presidio Property Trust Inc Class A (b)(c)	601	3,606
Presidio Property Trust Inc warrants 1/24/2027 (c)	6,016	193
		333,829
Health Care REITs - 0.0%
Diversified Healthcare Trust	156,811	490,818
Sabra Health Care REIT Inc	146,180	2,555,227
		3,046,045
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	401,450	6,218,461
Service Properties Trust	156,391	362,827
Sotherly Hotels Inc (c)	4,274	3,316
		6,584,604
Industrial REITs - 0.0%
Industrial Logistics Properties Trust	78,032	256,725
Lineage Inc (b)	136,283	5,817,922
		6,074,647
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (c)	4,130	23,211
Altisource Portfolio Solutions SA warrants 4/2/2029 (c)	33,046	16,522
Altisource Portfolio Solutions SA warrants 4/30/2032 (c)	33,046	19,828
Comstock Holding Cos Inc Class A (c)	4,953	45,815
CoStar Group Inc (c)	244,011	17,949,449
eXp World Holdings Inc (b)	97,877	833,912
Fathom Holdings Inc (c)	4,444	5,333
FRP Holdings Inc (c)	12,434	337,210
Gyrodyne LLC (c)	1,512	13,835
InterGroup Corp/The (c)	986	11,536
La Rosa Holdings Corp Class A (c)	5,148	692
Newmark Group Inc Class A	93,901	1,033,850
Opendoor Technologies Inc Class A (b)(c)	468,833	305,773
Real Messenger Corp	150	294
Redfin Corp (c)	74,544	744,695
RMR Group Inc/The Class A	9,903	149,535
Star Holdings (c)	5,967	37,771
Stratus Properties Inc (c)	5,346	97,030
Zillow Group Inc Class A (c)	37,981	2,513,203
Zillow Group Inc Class C (c)	101,963	6,842,737
		30,982,231
Retail REITs - 0.1%
Phillips Edison & Co Inc	73,262	2,597,870
Regency Centers Corp	109,173	7,876,832
		10,474,702
Specialized REITs - 0.5%
Equinix Inc	57,168	50,812,063
Gaming and Leisure Properties Inc	158,710	7,411,757
Gladstone Land Corp	24,626	243,428
Global Self Storage Inc	5,948	34,260
Lamar Advertising Co Class A	51,054	6,154,049
PotlatchDeltic Corp	48,129	1,893,395
SBA Communications Corp Class A	63,770	14,787,625
Uniti Group Inc	142,338	612,053
		81,948,630
TOTAL REAL ESTATE		139,444,688

Utilities - 0.9%
Electric Utilities - 0.9%
Alliant Energy Corp	152,254	9,474,766
American Electric Power Co Inc	315,530	32,654,200
Constellation Energy Corp	184,514	56,488,961
Evergy Inc	126,736	8,416,538
Exelon Corp	595,820	26,108,832
MGE Energy Inc	22,451	2,027,774
Otter Tail Corp (b)	24,789	1,913,215
Xcel Energy Inc	337,346	23,647,955
		160,732,241
Gas Utilities - 0.0%
RGC Resources Inc	6,265	128,746
Independent Power and Renewable Electricity Producers - 0.0%
AleAnna Inc Class A	3,633	34,005
Montauk Renewables Inc (b)(c)	87,760	161,478
Talen Energy Corp (b)(c)	27,425	6,690,329
		6,885,812
Multi-Utilities - 0.0%
Northwestern Energy Group Inc	36,626	2,026,517
Water Utilities - 0.0%
Artesian Resources Corp Class A	6,205	214,010
Cadiz Inc (b)(c)	44,599	131,344
Consolidated Water Co Ltd	10,783	291,464
Global Water Resources Inc	16,042	162,826
H2O America	20,874	1,095,468
Middlesex Water Co	12,164	704,904
Pure Cycle Corp (c)	16,337	173,499
York Water Co/The	9,960	325,294
		3,098,809
TOTAL UTILITIES		172,872,125

TOTAL UNITED STATES		17,739,284,638
URUGUAY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Dlocal Ltd/Uruguay Class A	85,025	923,372
VIETNAM - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Vinfast Auto Ltd (b)(c)	1,373,136	4,462,692
TOTAL COMMON STOCKS (Cost $6,022,820,637)		18,444,946,483

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
MARSHALL ISLANDS REPUBLIC OF - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum Inc 8.75%	816	20,196
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
FAT Brands Inc Series B, 8.25%	1,005	2,291
Health Care - 0.0%
Health Care Technology - 0.0%
iCoreConnect Inc 12% (b)(d)	1,128	384
Information Technology - 0.0%
Software - 0.0%
SRAX Inc (c)(d)	9,776	0
TOTAL UNITED STATES		2,675
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $31,277)		22,871

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (h) (Cost $2,489,184)	4.25	2,513,000	2,489,357

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.32	44,197,826	44,206,665
Fidelity Securities Lending Cash Central Fund (i)(j)	4.32	473,317,876	473,365,208
TOTAL MONEY MARKET FUNDS (Cost $517,571,873)			517,571,873

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $6,542,912,971)	18,965,030,584
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(491,215,388)
NET ASSETS - 100.0%	18,473,815,196

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini NASDAQ 100 Index Contracts (United States)	68	Jun 2025	29,072,380	5,771,734	5,771,734

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Level 3 security
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $632,671 or 0.0% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,489,357.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,505,173	494,154,150	471,452,658	973,750	-	-	44,206,665	44,197,826	0.1%
Fidelity Securities Lending Cash Central Fund	307,397,049	906,891,619	740,923,460	10,519,928	-	-	473,365,208	473,317,876	1.5%
Total	328,902,222	1,401,045,769	1,212,376,118	11,493,678	-	-	517,571,873

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,792,016,457	2,792,016,457	-	-
Consumer Discretionary	2,730,098,001	2,730,098,001	-	-
Consumer Staples	675,825,178	675,825,178	-	-
Energy	99,200,640	99,200,640	-	-
Financials	726,768,702	725,909,270	-	859,432
Health Care	1,026,964,357	1,026,808,753	21,286	134,318
Industrials	810,825,632	810,825,626	-	6
Information Technology	9,092,886,817	9,092,886,817	-	-
Materials	166,753,328	166,753,328	-	-
Real Estate	148,226,181	148,226,181	-	-
Utilities	175,381,190	175,381,190	-	-

Non-Convertible Preferred Stocks
Consumer Discretionary	2,291	2,291	-	-
Energy	20,196	20,196	-	-
Health Care	384	-	-	384
Information Technology	-	-	-	-

U.S. Treasury Obligations	2,489,357	-	2,489,357	-

Money Market Funds	517,571,873	517,571,873	-	-
Total Investments in Securities:	18,965,030,584	18,961,525,801	2,510,643	994,140
Derivative Instruments:

Assets
Futures Contracts	5,771,734	5,771,734	-	-
Total Assets	5,771,734	5,771,734	-	-
Total Derivative Instruments:	5,771,734	5,771,734	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,771,734	0
Total Equity Risk	5,771,734	0
Total Value of Derivatives	5,771,734	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $474,090,488) - See accompanying schedule:
Unaffiliated issuers (cost $6,025,341,098)	$18,447,458,711
Fidelity Central Funds (cost $517,571,873)	517,571,873

Total Investment in Securities (cost $6,542,912,971)		$18,965,030,584
Segregated cash with brokers for derivative instruments		1,620,518
Cash		5,320
Foreign currency held at value (cost $51,393)		53,817
Receivable for fund shares sold		6,543,305
Dividends receivable		10,202,156
Distributions receivable from Fidelity Central Funds		2,958,498
Prepaid expenses		2,559
Receivable from investment adviser for expense reductions		66,180
Other receivables		312,360
Total assets		18,986,795,297
Liabilities
Payable for investments purchased
Regular delivery	$28,000,278
Delayed delivery	1,893
Payable for fund shares redeemed	6,883,952
Accrued management fee	4,348,018
Payable for daily variation margin on futures contracts	90,896
Other payables and accrued expenses	365,490
Collateral on securities loaned	473,289,574
Total liabilities		512,980,101
Net Assets		$18,473,815,196
Net Assets consist of:
Paid in capital		$6,327,443,005
Total accumulated earnings (loss)		12,146,372,191
Net Assets		$18,473,815,196
Net Asset Value, offering price and redemption price per share ($18,473,815,196 ÷ 76,072,920 shares)		$242.84
Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Dividends		$66,393,361
Interest		74,941
Income from Fidelity Central Funds (including $10,519,928 from security lending)		11,493,678
Total income		77,961,980
Expenses
Management fee	$26,341,873
Custodian fees and expenses	113,275
Independent trustees' fees and expenses	38,365
Registration fees	99,862
Audit fees	67,458
Legal	22,312
Interest	817
Miscellaneous	39,546
Total expenses before reductions	26,723,508
Expense reductions	(385,517)
Total expenses after reductions		26,337,991
Net Investment income (loss)		51,623,989
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,737,784)
Foreign currency transactions	(6,943)
Futures contracts	(2,426,497)
Total net realized gain (loss)		(6,171,224)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(116,567,692)
Assets and liabilities in foreign currencies	7,819
Futures contracts	4,064,004
Total change in net unrealized appreciation (depreciation)		(112,495,869)
Net gain (loss)		(118,667,093)
Net increase (decrease) in net assets resulting from operations		$(67,043,104)
Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,623,989	$104,328,050
Net realized gain (loss)	(6,171,224)	(169,031,409)
Change in net unrealized appreciation (depreciation)	(112,495,869)	4,992,244,947
Net increase (decrease) in net assets resulting from operations	(67,043,104)	4,927,541,588
Distributions to shareholders	(113,682,043)	(94,835,180)

Share transactions
Proceeds from sales of shares	1,620,978,059	2,684,825,136
Reinvestment of distributions	103,423,648	86,690,080
Cost of shares redeemed	(1,777,991,586)	(2,412,856,155)

Net increase (decrease) in net assets resulting from share transactions	(53,589,879)	358,659,061
Total increase (decrease) in net assets	(234,315,026)	5,191,365,469

Net Assets
Beginning of period	18,708,130,222	13,516,764,753
End of period	$18,473,815,196	$18,708,130,222

Other Information
Shares
Sold	6,912,168	12,707,250
Issued in reinvestment of distributions	407,598	454,066
Redeemed	(7,636,086)	(11,330,577)
Net increase (decrease)	(316,320)	1,830,739

Financial Highlights
Fidelity® Nasdaq Composite Index® Fund

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$244.91	$181.29	$145.73	$196.19	$154.09	$113.58
Income from Investment Operations
Net investment income (loss) A,B	.67	1.37	1.26	1.16	1.00	1.04
Net realized and unrealized gain (loss)	(1.26)	63.52	35.46	(50.70)	42.19	44.44
Total from investment operations	(.59)	64.89	36.72	(49.54)	43.19	45.48
Distributions from net investment income	(1.48)	(1.27)	(1.16)	(.92)	(1.09)	(1.11) C
Distributions from net realized gain	-	-	-	-	-	(3.86) C
Total distributions	(1.48)	(1.27)	(1.16)	(.92)	(1.09)	(4.97)
Net asset value, end of period	$242.84	$244.91	$181.29	$145.73	$196.19	$154.09
Total Return D,E	(.27) %	35.99%	25.51%	(25.37)%	28.18%	41.63%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.29% H	.32%	.34%	.36%	.35%	.35%
Expenses net of fee waivers, if any	.29 % H	.29%	.28%	.31%	.29%	.29%
Expenses net of all reductions, if any	.29% H	.29%	.28%	.31%	.29%	.29%
Net investment income (loss)	.57% H	.64%	.78%	.73%	.56%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$18,473,815	$18,708,130	$13,516,765	$10,662,796	$14,077,919	$10,165,899
Portfolio turnover rate I	5 % H	2%	5%	4%	7%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Nasdaq Composite Index Fund	$312,360

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,999,180,165
Gross unrealized depreciation	(612,176,844)
Net unrealized appreciation (depreciation)	$12,387,003,321
Tax cost	$6,583,798,997

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(79,421,467)
Long-term	(197,286,982)
Total capital loss carryforward	$(276,708,449)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index Fund	423,532,710	491,317,026
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month based on an annual rate .29% of each class's average net assets. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Nasdaq Composite Index Fund	Borrower	6,392,000	4.60%	817

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Nasdaq Composite Index Fund	2,369,493	261,085	(554)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
Amount ($)
Fidelity Nasdaq Composite Index Fund	14,452
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Nasdaq Composite Index Fund	1,124,932	77,595	5,089,229

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Nasdaq Composite Index Fund	23,031,368
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .29% of average net assets. This reimbursement will remain in place through March 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $379,068.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6,449.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Nasdaq Composite Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.

The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable, in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board noted that, effective June 1, 2024, the management fee rate covers transfer agent and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate, which covers certain expenses beyond portfolio management, as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board considered that the fund's investment strategy is more specialized than most funds in its total peer group, which do not track the same index as the fund. The Board further considered that when compared to a subset of funds in the total peer group that track the Nasdaq 100 (comprising 100 of the largest non-financial stocks in the Nasdaq Composite), the fund is priced lower than these funds.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.29% through March 31, 2026.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.795567.121
EIF-SANN-0725

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2025